United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Hermes Municipal Securities Income Trust ______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/24

Date of Reporting Period: Six months ended 02/29/24

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
February 29, 2024

Share Class | Ticker	A | FMOAX	C | FMNCX	F | FHTFX
Institutional | FMYIX

Federated Hermes Municipal High Yield Advantage Fund
Fund Established 1987

A Portfolio of Federated Hermes Municipal Securities Income Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2023 through February 29, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 29, 2024, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Dedicated Tax	16.5%
Primary/Secondary Education	12.4%
Industrial Development Bond/Pollution Control Revenue	12.0%
Senior Care	9.4%
Hospital	8.5%
Tobacco	6.1%
General Obligation—State	4.9%
General Obligation—Local	4.8%
Airport	4.3%
Incremental Tax	4.2%
Other²	15.8%
Other Assets and Liabilities—Net[3]	1.1%
TOTAL	100%

1
Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s
Adviser. For securities that have been enhanced by a third party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser.

2	For purposes of this table, sector classifications constitute 83.1% of the Fund’s total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 29, 2024 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS— 96.4%
		Alabama— 0.7%
$ 500,000	[1,2]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facilities Revenue Bonds (Series 2011A), (Original Issue Yield: 7.625%), 7.500%, 1/1/2047	$ 285,000
1,500,000	[1,2]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2007), (Original Issue Yield: 5.600%), 5.500%, 1/1/2043	855,000
2,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.500%, 10/1/2053	2,182,558
		TOTAL	3,322,558
		Alaska— 0.0%
1,000,000	[1,2]	Alaska Industrial Development and Export Authority (Boys & Girls Home & Family Services, Inc.), Community Provider Revenue Bonds (Series 2007C), 6.000%, 12/1/2036	1,100
		Arizona— 3.0%
650,000	[3]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	609,497
500,000	[3]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	468,844
1,000,000	[3]	Arizona State IDA (Doral Academy of Nevada FMMR), Education Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	959,869
1,750,000	[3]	Arizona State IDA (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	1,759,056
1,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022-2), 5.000%, Mandatory Tender 9/1/2027	1,034,347
1,000,000		Maricopa County, AZ, IDA (Commercial Metals Corp.), Exempt Facilities Revenue Bonds (Series 2022), 4.000%, 10/15/2047	894,175
1,000,000	[3]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2047	973,080
1,500,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	1,463,111
1,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	962,222
1,000,000	[3]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.250%, 11/15/2035	1,066,138
1,000,000	[3]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 7.000%, 11/15/2057	1,065,482
3,000,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), (Original Issue Yield: 5.100%), (Citigroup, Inc. GTD), 5.000%, 12/1/2037	3,290,703
		TOTAL	14,546,524
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Arkansas— 0.3%
$ 1,250,000		Arkansas Development Finance Authority (United States Steel Corp.), Environmental Improvement Revenue Bonds (Series 2022), 5.450%, 9/1/2052	$ 1,273,218
		California— 6.0%
4,445,000		California Health Facilities Financing Authority (Cedars-Sinai Medical Center), Revenue Refunding Bonds (Series 2021A), 5.000%, 8/15/2051	4,845,554
2,250,000		California Municipal Finance Authority (Republic Services, Inc.), Solid Waste Disposal Revenue Bonds (Series 2023A), 4.375%, Mandatory Tender 9/1/2033	2,358,866
500,000	[3]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2046	435,056
750,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	750,927
565,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	566,788
500,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	502,550
2,000,000		California State Municipal Finance Authority (LINXS APM Project), Senior Lien Revenue Bonds (Series 2018A), 5.000%, 12/31/2043	1,998,337
1,000,000	[3]	California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	1,000,219
500,000	[3]	California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	495,214
580,000	[3]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), (United States Treasury PRF 6/1/2027@100), 5.000%, 6/1/2053	614,132
520,000	[3]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	477,416
900,000		California State, Various Purpose UT GO Bonds, 5.250%, 9/1/2047	1,027,620
2,250,000	[3]	California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	2,222,790
1,000,000		Community Facilities District No. 2017 of the County of Orange (CFD 2017-1 (Village of Esencia)), Improvement Area No.1 Special Tax Revenue Bonds (Series 2018A), 5.000%, 8/15/2042	1,030,424
5,000,000	[4]	Golden State Tobacco Securitization Corp., CA, Subordinate Tobacco Settlement Asset-Backed Bonds (Series 2021B-2), 0.000%, 6/1/2066	566,825
1,590,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2022), 5.000%, 6/1/2051	1,667,846
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	3,170,637
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		California— continued
$ 1,000,000		Orange County, CA Community Facilities District No. 2023-1 (Rienda Phase 2B), Special Tax Bonds (Series 2023A), (Original Issue Yield: 5.550%), 5.500%, 8/15/2053	$ 1,039,153
1,250,000		Orange County, CA Community Facilities District No.2016-1 (CFD 2016-1 (Village of Esencia)), Special Tax Revenue Bonds (Series 2016A), 5.000%, 8/15/2041	1,273,110
1,000,000		Palomar Health, CA Revenue, (Series 2016), 5.000%, 11/1/2039	1,007,035
1,000,000		Roseville, CA Special Tax (Fiddyment Ranch CFD No. 1), Special Tax Refunding Revenue Bonds (Series 2017), 5.000%, 9/1/2034	1,035,803
1,255,000		Roseville, CA Special Tax (Fiddyment Ranch CFD No. 5), Special Tax Revenue Bonds (Series 2021), 4.000%, 9/1/2050	1,114,523
		TOTAL	29,200,825
		Colorado— 5.9%
1,000,000		Banning Lewis Ranch Metropolitan District No.4, LT GO Bonds (Series 2018A), 5.750%, 12/1/2048	1,007,696
1,000,000		Banning Lewis Ranch Regional Metropolitan District, LT GO Bonds (Series 2018A), 5.375%, 12/1/2048	999,202
1,500,000		Base Village Metropolitan District No. 2, LT GO Refunding Bonds (Series 2016A), 5.750%, 12/1/2046	1,501,168
500,000		Colorado Educational & Cultural Facilities Authority (Aspen View Academy), Charter School Revenue Bonds (Series 2021), 4.000%, 5/1/2061	381,456
2,000,000		Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation), Charter School Revenue Bonds (Series 2022), 5.000%, 9/1/2062	1,984,815
1,000,000	[3]	Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	1,010,626
1,625,000		Colorado Educational & Cultural Facilities Authority (Skyview Academy), Charter School Refunding & Improvement Revenue Bonds (Series 2014), 5.500%, 7/1/2049	1,625,459
1,000,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), (Original Issue Yield: 5.020%), 5.000%, 12/15/2045	1,001,011
5,000,000		Colorado Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2021A), 4.000%, 11/15/2050	4,707,761
1,500,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2031	1,508,987
750,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Subordinate Revenue Bonds (Series 2023B), 5.500%, 11/15/2040	859,198
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2040	503,284
1,000,000	[3]	Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	1,041,359
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Colorado— continued
$ 615,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.000%, 5/1/2027	$ 615,715
1,170,000		Hogback Metropolitan District, CO, LT GO Bonds (Series 2021A), 5.000%, 12/1/2051	1,030,593
1,500,000		Lakes at Centerra Metropolitan District No. 2, LT GO Refunding and Improvement Bonds (Series 2018A), 5.125%, 12/1/2037	1,500,382
2,500,000		North Range, CO Metropolitan District No. 2, LT GO and Special Revenue Refunding and Improvement Bonds (Series 2017A), 5.750%, 12/1/2047	2,522,964
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	2,121,045
2,510,000		St. Vrain Lakes, CO Metropolitan District No.2, LT GO Senior Bonds (Series 2017A), 5.000%, 12/1/2037	2,514,295
		TOTAL	28,437,016
		Connecticut— 0.4%
1,000,000		Connecticut Development Authority (Bombardier, Inc.), Airport Facility Revenue Bonds, 7.950%, 4/1/2026	1,000,315
1,500,000		Steel Point Infrastructure Improvement District, Steelpoint Harbor Special Obligation Revenue Bonds (Series 2021), 4.000%, 4/1/2051	1,151,758
		TOTAL	2,152,073
		Delaware— 1.5%
1,600,000		Delaware EDA (Newark Charter School, Inc.), Charter School Revenue Bonds (Series 2021), 4.000%, 9/1/2041	1,508,262
3,000,000		Delaware Health Facilities Authority (Christiana Care Health Services), Revenue and Refunding Bonds (Series 2020A), 4.000%, 10/1/2049	2,883,198
3,000,000	[3]	Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	3,000,236
		TOTAL	7,391,696
		District of Columbia— 0.8%
1,000,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2046	969,919
1,000,000		District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.250%), 5.000%, 7/1/2052	865,699
1,000,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2019), 4.000%, 7/1/2039	965,142
1,180,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds (Series 2020A), 5.000%, 7/15/2045	1,269,547
		TOTAL	4,070,307
		Florida— 9.2%
1,245,000		Alta Lakes, FL CDD, Special Assessment Bonds (Series 2019), 4.625%, 5/1/2049	1,137,053
125,000		Arborwood, FL CDD, Special Assessment Revenue Bonds (Series 2014A-1), (Original Issue Yield: 6.900%), 6.900%, 5/1/2036	125,070
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Florida— continued
$ 450,000		Artisan Lakes East CDD, Capital Improvement Revenue Bonds (Series 2021-1), 4.000%, 5/1/2051	$ 363,577
550,000		Artisan Lakes East CDD, Capital Improvement Revenue Bonds (Series 2021-2), 4.000%, 5/1/2052	439,517
1,365,000		Boggy Branch CDD, FL, Special Assessment Bonds (Series 2021), 4.000%, 5/1/2051	1,115,106
3,000,000		Broward County, FL (Broward County, FL Convention Center Hotel), First Tier Revenue Bonds (Series 2022), (Broward County, FL GTD), 5.500%, 1/1/2055	3,304,940
2,237,081	[1,2,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	60,401
1,000,000	[3]	Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	824,912
1,000,000		Florida Development Finance Corp. (Mayflower Retirement Community), Senior Living Revenue Bonds (Series 2021A), 4.000%, 6/1/2055	625,673
1,000,000		Florida Development Finance Corp. (Shands Jacksonville Medical Center, Inc.), UFHealth Revenue Refunding Bonds (Series 2022A), 5.000%, 2/1/2052	919,681
1,000,000		Florida Development Finance Corp. (Tampa General Hospital), Healthcare Facilities Revenue Bonds (Series 2024A), 5.250%, 8/1/2055	1,055,197
500,000		Hacienda North CDD, Special Assessment Bonds (Series 2023), 6.300%, 5/1/2043	533,995
1,000,000		Hacienda North CDD, Special Assessment Bonds (Series 2023), 6.500%, 5/1/2053	1,067,396
1,000,000		Harbor Bay, FL CDD, Special Assessment District Area One (Series 2019A-1), (Original Issue Yield: 4.140%), 4.100%, 5/1/2048	840,700
265,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-1), 4.100%, 5/1/2051	222,325
260,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-2), (Original Issue Yield: 3.960%), 3.875%, 5/1/2031	253,722
555,000		Lakewood Ranch Stewardship District, FL (Indigo Expansion Area Project), Special Assessment Revenue Bonds (Series 2019), 4.000%, 5/1/2049	460,662
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood Centre North), Special Assessment Revenue Bonds (Series 2015), (Original Issue Yield: 4.960%), 4.875%, 5/1/2045	970,713
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood National & Polo Run), Special Assessment Bonds, (Original Issue Yield: 5.400%), 5.375%, 5/1/2047	1,014,817
750,000		Lakewood Ranch Stewardship District, FL (Northeast Sector Phase-2B), Special Assessment Revenue Bonds (Series 2020), 4.000%, 5/1/2050	617,421
1,000,000		Lakewood Ranch Stewardship District, FL (Northeast Sector Project - Phase 1B), Special Assessment Revenue Bonds (Series 2018), 5.450%, 5/1/2048	1,013,538
1,000,000		Lakewood Ranch Stewardship District, FL (Taylor Ranch), Special Assessment Revenue Bonds (Series 2023), 6.300%, 5/1/2054	1,043,741
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Florida— continued
$ 1,075,000		Lakewood Ranch Stewardship District, FL (Villages of Lakewood Ranch South), Special Assessment Revenue Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 5/1/2046	$ 1,069,976
1,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2057	837,164
1,000,000		LT Ranch, FL CDD (LT Ranch, FL CDD Phase IIA Assessment Area), Capital Improvement Revenue Bonds Phase IIA (Series 2022-2), (Original Issue Yield: 5.740%), 5.700%, 5/1/2053	1,020,826
1,840,000		LT Ranch, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.000%, 5/1/2050	1,507,951
2,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2017B), 5.000%, 10/1/2040	2,045,284
745,000		Midtown Miami, FL CDD, Special Assessment & Revenue Refunding Bonds (Series 2014A), (Original Issue Yield: 5.250%), 5.000%, 5/1/2037	744,998
1,000,000		North River Ranch Improvement Stewardship District, Special Assessment Revenue Bonds (Series 2023A-1), 5.800%, 5/1/2043	1,011,849
1,000,000		North River Ranch Improvement Stewardship District, Special Assessment Revenue Bonds (Series 2023A-1), 6.000%, 5/1/2054	1,010,426
1,750,000	[3]	Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	1,685,900
145,000	[1,2]	Reunion East CDD, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
1,125,000		River Landing CDD, Capital Improvement Revenue Bonds (Series 2020A), (Original Issue Yield: 4.360%), 4.350%, 5/1/2051	970,527
900,000		Rivers Edge III CDD, Capital Improvement Revenue Bonds (Series 2021), 4.000%, 5/1/2051	731,407
1,250,000		Seminole County, FL IDA (Legacy Pointe at UCF), Retirement Facilities Revenue Bonds (Series 2019A), 5.750%, 11/15/2054	999,821
745,000		Southern Grove, FL CDD #5, Special Assessment Bonds (Series 2021), 4.000%, 5/1/2048	623,165
585,000		Southern Grove, FL CDD #5, Special Assessment District Revenue Refunding Bonds (Series 2019), 4.000%, 5/1/2043	505,145
500,000		St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2050	361,747
495,000		Talavera, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.350%, 5/1/2040	454,643
770,000		Talavera, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.500%, 5/1/2050	678,358
900,000		Three Rivers CDD, Special Assessment Refunding Bonds (Series 2023), (Original Issue Yield: 5.600%), 5.550%, 5/1/2043	911,531
900,000		Three Rivers CDD, Special Assessment Refunding Bonds (Series 2023), (Original Issue Yield: 5.800%), 5.750%, 5/1/2053	910,132
900,000		Tolomato CDD, FL, Special Assessment Refunding Bonds (Series 2019C), 4.400%, 5/1/2040	851,807
1,000,000		Tolomato CDD, FL, Special Assessment Refunding Bonds Subordinate Lien (Series 2019A-2), 4.250%, 5/1/2037	956,158
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Florida— continued
$ 175,000	[4]	Tolomato CDD, FL, Special Assessment Revenue Bonds (Series 2015-2), (Original Issue Yield: 6.752%), (Step Coupon 11/1/2024@6.610%), 0.000%, 5/1/2040	$ 167,726
190,000	[1,2]	Tolomato CDD, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.610%, 5/1/2040	2
1,400,000		Tradition CDD No. 9, Special Assessment Community Infrastructure Bonds (Series 2021), 4.000%, 5/1/2052	1,112,788
980,000		Verandah West, FL CDD, Capital Improvement Revenue Refunding Bonds (Series 2013), (Original Issue Yield: 5.125%), 5.000%, 5/1/2033	980,302
1,500,000		Viera Stewardship District (Viera Stewardship District Village 2), Special Assessment Revenue Bonds (Series 2021), 4.000%, 5/1/2053	1,190,484
2,000,000		Willow Walk, FL CDD, Special Assessment Bonds (Series 2015), 5.625%, 5/1/2045	2,010,289
1,330,000		Windward at Lakewood Ranch, FL CDD, Capital Improvement Revenue Bonds (Series 2022), 4.250%, 5/1/2052	1,120,766
		TOTAL	44,481,330
		Georgia— 0.7%
1,010,000		Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel Second Tier Revenue Bonds (Series 2021B), 5.000%, 1/1/2054	907,112
475,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Bonds (Series 2021A), 5.000%, 1/1/2056	485,194
1,500,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Revenue Refunding Bonds (Series 2023A), 5.250%, 7/1/2064	1,585,028
500,000		Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	480,427
		TOTAL	3,457,761
		Idaho— 0.9%
2,000,000		Idaho Health Facilities Authority (North Canyon Medical Center), Revenue and Refunding Bonds (Series 2023), 7.125%, 11/1/2057	2,097,904
3,000,000		Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.550%, 10/1/2056	2,036,122
490,000		Idaho Health Facilities Authority (Terraces of Boise), Taxable Exchange Revenue Refunding Bonds (Series 2021B), 8.000%, 10/1/2028	458,238
		TOTAL	4,592,264
		Illinois— 8.8%
2,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2023A), 6.000%, 12/1/2049	2,215,927
3,300,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017A), (Original Issue Yield: 7.650%), 7.000%, 12/1/2046	3,572,774
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2030	1,026,349
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2031	1,026,035
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Illinois— continued
$ 2,750,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2033	$ 2,819,463
1,400,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2034	1,433,527
1,000,000		Chicago, IL Midway Airport, Senior Lien Airport Revenue and Revenue Refunding Bonds (Series 2023A), 5.750%, 1/1/2048	1,120,720
1,000,000		Chicago, IL Midway Airport, Senior Lien Airport Revenue and Revenue Refunding Bonds (Series 2023C), 5.000%, 1/1/2039	1,093,047
1,125,000		Chicago, IL O’Hare International Airport (TrIPs Obligated Group), Senior Special Facilities Revenue Bonds ((Series 2018), 5.000%, 7/1/2048	1,130,799
1,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2022A), 5.500%, 1/1/2055	1,078,620
1,475,000		Chicago, IL, UT GO Bonds (Series 2019A), 5.500%, 1/1/2049	1,529,191
1,250,000		Chicago, IL, UT GO Bonds (Series 2023A), 5.500%, 1/1/2039	1,366,527
2,683,000		Chicago, IL, UT GO Exchanged Bonds (Series 2021B), 4.000%, 1/1/2038	2,677,918
1,333,000		Chicago, IL, UT GO Exchanged Bonds (Series 2021B), 4.000%, 1/1/2044	1,274,847
314,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	314,323
2,000,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.350%), 5.250%, 5/15/2042	1,664,323
1,100,000		Illinois Finance Authority (Lutheran Life Communities), Revenue Bonds (Series 2019A), 5.000%, 11/1/2049	862,192
1,250,000		Illinois Finance Authority (Noble Network of Charter Schools), Education Revenue Bonds (Series 2015), 5.000%, 9/1/2032	1,250,223
1,100,000		Illinois Finance Authority (Rogers Park Montessori School Project), Senior Revenue Bonds (Series 2014A), 6.125%, 2/1/2045	1,100,239
8,000,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	8,508,430
1,000,000		Illinois State, UT GO Bonds (Series 2020C), (Original Issue Yield: 4.340%), 4.000%, 10/1/2041	974,068
1,000,000		Illinois State, UT GO Bonds (Series 2022A), 5.500%, 3/1/2042	1,115,528
530,000		Illinois State, UT GO Bonds (Series 2023B), 5.500%, 5/1/2047	580,980
600,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2046	632,796
2,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.500%, 6/15/2053	2,033,875
2,000,000	[4]	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), (Original Issue Yield: 0.000%), 12/15/2056	374,700
		TOTAL	42,777,421
		Indiana— 1.0%
915,000		Indiana State Finance Authority (KIPP Indianapolis), Revenue Bonds (Series 2020A), 5.000%, 7/1/2055	846,949
1,670,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.170%), 6.000%, 3/1/2053	1,794,119
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS— continued
	Indiana— continued
$ 1,000,000	Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.270%), 6.125%, 3/1/2057	$ 1,077,305
1,000,000	Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Subordinate Revenue Bonds (Series 2023F-2), (Original Issue Yield: 8.200%), 7.750%, 3/1/2067	1,054,538
	TOTAL	4,772,911
	Iowa— 1.5%
879,539	Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), (United States Treasury PRF 11/15/2024@100), 5.400%, 11/15/2046	891,978
2,930,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), 5.000%, 12/1/2050	3,080,127
2,930,000	Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2021A-2 Class 1), 4.000%, 6/1/2049	2,782,274
410,000	Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2021B-1 Class 2), 4.000%, 6/1/2049	413,840
10,000	Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), (United States Treasury PRF 12/1/2026@100), 5.000%, 12/1/2041	10,551
	TOTAL	7,178,770
	Kentucky— 1.0%
375,000	Henderson, KY (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2022), 4.700%, 1/1/2052	363,096
1,000,000	Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2046	758,802
2,000,000	Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,470,435
1,000,000	Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2023A), 5.000%, 10/1/2040	1,099,896
1,000,000	Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2023A), 5.000%, 10/1/2041	1,090,982
	TOTAL	4,783,211
	Louisiana— 1.5%
1,000,000	Calcasieu Parish, LA Memorial Hospital Service District (Lake Charles Memorial Hospital), Hospital Revenue Refunding Bonds (Series 2019), 5.000%, 12/1/2039	930,481
30,000	Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Refunding Revenue Bonds (Series 2016), (United States Treasury PRF 5/15/2026@100), 5.000%, 5/15/2047	31,232
970,000	Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Refunding Revenue Bonds (Series 2016), 5.000%, 5/15/2047	984,904
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Louisiana— continued
$ 600,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	$ 649,390
2,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.250%, 7/1/2053	2,194,232
1,000,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2008), 6.100%, Mandatory Tender 6/1/2030	1,095,825
1,225,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.250%, 5/15/2035	1,234,736
		TOTAL	7,120,800
		Maine— 0.6%
1,000,000		Maine Health & Higher Educational Facilities Authority (Northern Light Health Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	922,831
2,000,000	[3]	Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	2,007,858
		TOTAL	2,930,689
		Maryland— 2.0%
955,000		Baltimore, MD (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	961,786
500,000		Baltimore, MD (Harbor Point), Special Obligation Refunding Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 6/1/2043	501,072
1,855,000		Frederick County, MD (Jefferson Technology Park), Tax Increment & Special Tax Limited Obligation Refunding Bonds (Series 2020B), 4.625%, 7/1/2043	1,811,305
1,060,000		Maryland State Economic Development Corp. (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 9/1/2025	1,067,228
1,000,000		Maryland State Economic Development Corp. (Port Covington District), Special Obligation Bonds (Series 2020), 4.000%, 9/1/2050	846,503
200,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2032	210,361
450,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	472,515
2,000,000		Prince Georges County, MD Revenue Authority (Suitland-Naylor Road Project), Special Obligation Bonds (Series 2016), 5.000%, 7/1/2046	1,990,148
1,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (Ingleside at King Farm), Economic Development Revenue Bonds (Series 2017B), 5.000%, 11/1/2042	923,391
1,000,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), (Original Issue Yield: 6.300%), 6.250%, 7/1/2044	1,000,104
		TOTAL	9,784,413
		Massachusetts— 0.6%
1,500,000		Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2024B), 5.000%, 11/1/2042	1,711,343
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Massachusetts— continued
$ 1,000,000	[3]	Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	$ 957,659
		TOTAL	2,669,002
		Michigan— 1.1%
1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2050	1,036,638
250,000		Detroit, MI, UT GO Bonds (Series 2023A), 6.000%, 5/1/2043	278,549
1,000,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-7), (National Public Finance Guarantee Corporation INS), 5.000%, 7/1/2032	1,004,018
1,000,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-6), (National Public Finance Guarantee Corporation INS), 5.000%, 7/1/2036	1,003,335
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	915,000
1,085,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2014C), 5.000%, 12/1/2034	1,089,295
		TOTAL	5,326,835
		Minnesota— 2.4%
750,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.000%, 8/1/2041	639,248
1,100,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.250%, 8/1/2046	921,576
1,700,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2014A), 5.750%, 8/1/2044	1,702,663
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	981,276
3,000,000	[3]	Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	2,844,086
2,000,000		St. Cloud, MN Charter School (Stride Academy), Lease Revenue Bonds (Series 2016A), 5.000%, 4/1/2046	1,624,709
2,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority (Twin Cities Academy), Charter School Lease Revenue Bonds (Series 2015A), 5.375%, 7/1/2050	1,927,591
325,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.500%, 6/1/2036	280,832
750,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.750%, 6/1/2046	616,504
		TOTAL	11,538,485
		Missouri— 0.6%
400,000		Cape Girardeau County, MO IDA (SoutheastHEALTH Obligated Group), Health Facilities Revenue Bonds (Series 2021), 4.000%, 3/1/2046	380,867
2,000,000	[3]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1,877,229
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Missouri— continued
$ 1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2017A), 5.250%, 5/15/2050	$ 768,635
		TOTAL	3,026,731
		Montana— 0.4%
900,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	740,058
1,425,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2052	1,141,827
		TOTAL	1,881,885
		Nevada— 1.4%
905,000	[3]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	877,066
1,000,000	[3]	Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2038	989,629
885,000		Las Vegas, NV (Summerlin Village 24 SID No. 812), Local Improvement Bonds (Series 2015), 5.000%, 12/1/2035	890,746
490,000		Las Vegas, NV (Summerlin Village 25 SID No. 815), Local Improvement Bonds (Series 2020), 5.000%, 12/1/2049	466,812
1,500,000		Las Vegas, NV Redevelopment Agency, Tax Increment Revenue Refunding Bonds (Series 2016), 5.000%, 6/15/2045	1,518,072
760,000		Las Vegas, NV SID #611 (Sunstone Phase I and II), Local Improvement Bonds (Series 2020), (Original Issue Yield: 4.170%), 4.125%, 6/1/2050	638,663
1,170,000		Las Vegas, NV SID No. 814 (Summerlin Villages 21 & 24A), Local Improvement Bonds (Series 2019), 4.000%, 6/1/2049	953,165
640,000		North Las Vegas, NV SID No. 64 (Valley Vista), Local Improvement Bonds (Series 2019), 4.625%, 6/1/2049	608,776
		TOTAL	6,942,929
		New Hampshire— 0.2%
100,000		National Finance Authority, NH (Covanta Energy Corp.), Resource Recovery Revenue Refunding Bonds (Series 2020B), 3.750%, Mandatory Tender 7/2/2040	77,832
993,661		National Finance Authority, NH, Municipal Certificates (Series 2023-2 Class A), (Original Issue Yield: 4.650%), 3.875%, 1/20/2038	915,350
1,211,616	[1,2,3]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 20017A), (Original Issue Yield: 6.375%), 6.125%, 7/1/2052	24,232
		TOTAL	1,017,414
		New Jersey— 3.1%
1,280,000		New Jersey EDA (New Jersey State), Motor Vehicle Surcharge Subordinate Revenue Refunding Bonds (Series 2017A), 5.000%, 7/1/2033	1,326,208
180,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	185,067
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		New Jersey— continued
$ 185,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), (United States Treasury PRF 12/15/2028@100), 5.000%, 6/15/2043	$ 206,009
315,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	329,880
1,335,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	1,350,617
1,000,000		New Jersey EDA (UMM Energy Partners LLC), Energy Facility Revenue Bonds (Series 2012A), (Original Issue Yield: 5.190%), 5.125%, 6/15/2043	1,000,160
2,500,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 1999), 5.250%, 9/15/2029	2,505,418
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	1,083,611
750,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2032	821,086
1,000,000		Newark, NJ, Mass Transit Access Tax Revenue Bonds (Series 2022), (Assured Guaranty Municipal Corp. INS), 6.000%, 11/15/2062	1,149,201
500,000		South Jersey Port Corp., Subordinate Marine Terminal Revenue Bonds (Series 2017B), 5.000%, 1/1/2048	508,082
4,295,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	4,375,163
		TOTAL	14,840,502
		New York— 4.5%
900,000	[3]	Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	901,268
1,000,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2062	1,027,414
4,675,000	[4]	Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation Revenue Bonds (Series 2016B), (Original Issue Yield: 6.000%), 0.000%, 1/1/2045	1,311,545
1,000,000	[3]	Monroe County, NY IDC (True North Rochester Preparatory Charter School), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/1/2059	984,463
1,365,028	[1,2]	Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Revenue Bonds (Series 2021B), 5.000%, 1/1/2058	408,752
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2020C-1), 4.000%, 5/1/2045	492,056
1,000,000		New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds (Series 201A-2B), 5.000%, 6/1/2051	943,192
1,000,000		New York State Power Authority, Revenue Bonds (Series 2020A), 4.000%, 11/15/2060	954,617
665,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 3.000%, 8/1/2031	618,277
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS— continued
	New York— continued
$ 1,535,000	New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	$ 1,535,369
455,000	New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2031	455,015
1,000,000	New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2018), 5.000%, 1/1/2033	1,032,706
1,500,000	New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2020), (Original Issue Yield: 4.550%), 4.375%, 10/1/2045	1,473,972
2,250,000	New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	2,536,585
1,000,000	New York Transportation Development Corporation (Empire State Thruway Partners LLC), Exempt Facility Revenue Bonds (Series 2021), 4.000%, 10/31/2046	882,633
865,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2042	811,466
1,800,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	1,755,071
1,000,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2022), 5.000%, 12/1/2041	1,048,551
500,000	New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2023), 6.000%, 6/30/2054	550,406
1,000,000	Niagara Area Development Corporation, NY (Covanta Energy Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2018A), 4.750%, 11/1/2042	865,783
1,000,000	TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2041	1,016,057
	TOTAL	21,605,198
	North Carolina— 0.3%
1,500,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2024), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2058	1,601,324
	Ohio— 3.7%
10,600,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	10,100,667
1,000,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.500%, 2/15/2057	1,009,565
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Ohio— continued
$ 2,000,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), (Original Issue Yield: 5.080%), 5.000%, 2/15/2044	$ 1,853,057
1,800,000	[3]	Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,636,534
1,000,000		Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	954,862
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,144,778
1,000,000		Ohio State Treasurer (Portsmouth Gateway Group LLC), Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2053	993,577
		TOTAL	17,693,040
		Oklahoma— 0.8%
2,315,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	2,348,154
1,750,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2045	1,729,761
		TOTAL	4,077,915
		Oregon— 0.4%
440,000		Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2038	411,071
635,000		Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2043	570,477
400,000		Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2048	346,954
500,000		Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2052	424,581
		TOTAL	1,753,083
		Pennsylvania— 3.6%
800,000	[3]	Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	801,561
2,000,000		Bucks County, PA IDA (School Lane Charter School), (Series 2016A), 5.125%, 3/15/2046	1,975,317
1,200,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2047	1,188,390
800,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2051	777,761
1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), (Original Issue Yield: 5.050%), 5.000%, 12/1/2042	1,000,103
3,000,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Academy Regional Charter School), Charter School Revenue Bonds (Series 2022), 4.000%, 6/1/2057	2,423,140
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Pennsylvania— continued
$ 2,000,000		Pennsylvania Economic Development Financing Authority (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	$ 2,006,765
1,250,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2038	1,263,311
2,000,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 6.000%, 6/30/2061	2,262,974
670,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	682,605
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2017A), 5.000%, 10/1/2052	1,029,120
2,000,000		Philadelphia, PA, GO Bonds (Series 2015B), 5.000%, 8/1/2033	2,037,868
		TOTAL	17,448,915
		Puerto Rico— 6.9%
2,663,216	[4]	Commonwealth of Puerto Rico, GO CVI Bonds, 0.000%, 11/1/2043	1,557,981
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	952,177
3,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2041	2,776,344
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2046	899,963
2,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.750%, 7/1/2031	2,229,616
4,000,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2010 XX), 5.250%, 7/1/2040	1,050,000
995,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2012A), 5.050%, 7/1/2042	261,187
310,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2013A), 7.000%, 7/1/2033	81,375
195,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds RSA (Series 2013A), (Original Issue Yield: 7.070%), 7.000%, 7/1/2040	51,187
2,500,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds RSA (Series 2013A), (Original Issue Yield: 7.120%), 7.000%, 7/1/2043	656,250
6,764,000	[4]	Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), 0.000%, 7/1/2051	1,625,623
15,340,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	15,416,669
6,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.784%, 7/1/2058	5,970,013
		TOTAL	33,528,385
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Rhode Island— 0.7%
$ 500,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2039	$ 503,448
2,730,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	2,743,230
		TOTAL	3,246,678
		South Carolina— 1.1%
1,000,000		Berkeley County, SC (Nexton Improvement District), Assessment Revenue Bonds (Series 2019), (Original Issue Yield: 4.280%), 4.250%, 11/1/2040	884,648
1,150,000	[3]	South Carolina Jobs-EDA (Green Charter Schools), Educational Facilities Revenue Refunding Bonds (Series 2021A), 4.000%, 6/1/2046	832,457
1,000,000	[3]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds (Series 2023A), 7.500%, 11/15/2053	1,044,638
1,000,000	[3]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	982,793
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue and Revenue Refunding Bonds (Series 2018A), 5.000%, 4/1/2038	920,092
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.000%, 4/1/2052	830,906
		TOTAL	5,495,534
		South Dakota— 0.4%
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.050%), 5.000%, 11/1/2042	885,486
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.200%), 5.125%, 11/1/2047	860,783
		TOTAL	1,746,269
		Tennessee— 0.1%
1,200,000	[1,2]	Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.000%, 1/1/2047	301,200
		Texas— 8.2%
1,100,000		Arlington, TX Higher Education Finance Corp. (Uplift Education), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	1,103,832
500,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.000%, 11/15/2044	499,974
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2034	254,902
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2017B), 5.000%, 1/1/2034	250,937
1,000,000		Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), (Original Issue Yield: 5.080%), 5.000%, 12/1/2045	924,360
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Texas— continued
$ 2,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), 6.000%, 8/15/2043	$ 2,002,123
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	500,067
1,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2022A), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2047	962,266
2,000,000		Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2050	2,000,398
1,000,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding and Improvement Bonds (Series 2023B), 5.000%, 11/1/2047	1,104,727
2,920,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	2,955,859
1,500,000		Houston, TX Airport System (United Airlines, Inc.), Airport System Special Facilities Revenue Bonds (Series 2021 B-1), 4.000%, 7/15/2041	1,364,135
1,500,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue & Refunding Bonds (Series 2011), (Original Issue Yield: 6.875%), 6.625%, 7/15/2038	1,500,854
3,000,000		Houston, TX Airport System, Subordinate Lien Revenue and Refunding Bonds (Series 2023A), (Assured Guaranty Municipal Corp. INS), 5.250%, 7/1/2048	3,239,682
1,500,000	[3]	Mission, TX Economic Development Corporation (Natgasoline), Senior Lien Revenue Bonds (Series 2018), (Original Issue Yield: 4.716%), 4.625%, 10/1/2031	1,494,737
2,000,000		New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2042	1,827,687
1,559,619	[2]	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	580,221
2,000,000	[3]	New Hope Cultural Education Facilities Finance Corporation (Jubilee Academic Center), Education Revenue Refunding Bonds (Series 2021), 4.000%, 8/15/2046	1,589,581
1,000,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	833,522
600,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2016A), 5.000%, 1/1/2039	616,402
335,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2021B), 4.000%, 1/1/2041	337,075
2,000,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (United States Treasury PRF 11/15/2024@100), 8.000%, 11/15/2049	2,059,560
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), Hospital Revenue Bonds (Series 2022D), 5.500%, 11/15/2047	1,099,819
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Texas— continued
$ 2,655,000
Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner
Senior Living-Ventana Project), Retirement Facility Revenue Bonds
(Series 2017A), (Original Issue Yield: 6.770%), 6.750%, 11/15/2052
			$ 2,698,745
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks Project), Retirement Facilities Revenue Bonds (Series 2020A), 6.875%, 11/15/2055	1,388,583
2,000,000		Texas Private Activity Bonds Surface Transportation Corporation (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Senior Lien Revenue Bonds (Series 2016), 5.000%, 12/31/2050	1,994,929
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.500%, 6/30/2040	1,078,802
2,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners, LLC), Senior Lien Revenue Bonds (Series 2023), 5.500%, 12/31/2058	2,198,142
1,195,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,208,680
		TOTAL	39,670,601
		Utah— 0.8%
1,000,000		Salt Lake City, UT (Salt Lake City, UT International Airport), Airport Revenue Bonds (Series 2023A), 5.500%, 7/1/2053	1,096,549
1,000,000		Salt Lake City, UT Airport Revenue (Salt Lake City, UT International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,017,335
2,000,000	[3]	Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	1,853,460
		TOTAL	3,967,344
		Vermont— 0.2%
1,000,000	[3]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013), 4.625%, Mandatory Tender 4/3/2028	996,841
		Virginia— 1.8%
1,800,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.000%, 7/1/2051	1,808,908
1,000,000		Norfolk, VA Redevelopment and Housing Authority (Harbor’s Edge), Fort Norfolk Retirement Community Revenue Bond (Series 2019B), 5.250%, 1/1/2054	828,211
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), (Original Issue Yield: 5.120%), 5.000%, 6/1/2047	4,020,702
1,365,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2059	1,490,934
370,000		Virginia Small Business Financing Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2018), 5.000%, Mandatory Tender 7/1/2038	344,502
		TOTAL	8,493,257
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Washington— 3.6%
$ 2,000,000		Energy Northwest, WA (Bonneville WA Power Administration), Columbia Generating Station Electric Revenue Refunding Bonds (Series 2021A), 4.000%, 7/1/2042	$ 2,013,829
1,000,000		Port of Seattle, WA IDC (Delta Air Lines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2012), (Original Issue Yield: 5.310%), 5.000%, 4/1/2030	1,000,082
10,000,000		Seattle, WA (Seattle, WA Municipal Light & Power), Improvement and Refunding Revenue Bonds (Series 2018A), 4.000%, 1/1/2047	9,879,116
1,000,000		Washington State Health Care Facilities Authority (Virginia Mason Medical Center), Revenue Bonds (Series 2017), 5.000%, 8/15/2037	1,019,351
1,000,000	[3]	Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), (United States Treasury PRF 7/1/2025@100), 7.000%, 7/1/2050	1,041,800
1,000,000	[3]	Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (United States Treasury PRF 7/1/2025@100), 7.000%, 7/1/2045	1,041,800
1,661,648		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	1,406,786
		TOTAL	17,402,764
		West Virginia— 0.2%
1,000,000		West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2053	1,140,120
		Wisconsin— 3.5%
2,800,000	[3]	Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	2,666,765
1,375,000	[3]	Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	1,283,638
2,000,000		Public Finance Authority, WI (Grand Hyatt San Antonio Hotel), Grand Hyatt San Antonio Hotel Acquisition Project (Senior Lien Series 2022A), 5.000%, 2/1/2062	1,981,469
2,000,000	[3]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.500%, 12/1/2052	2,035,507
1,750,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2047	1,662,111
1,000,000		Public Finance Authority, WI (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2016), 4.000%, 8/1/2035	900,071
3,000,000	[3]	Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	2,635,561
1,200,000	[3]	Public Finance Authority, WI Revenue (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028	1,202,697
1,500,000		Public Finance Authority, WI Revenue (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Senior Revenue Bonds (Series 2021) Green Bonds, 4.000%, 3/31/2056	1,203,704
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Wisconsin— continued
$ 800,000		Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 8/15/2039	$ 802,075
1,000,000		Wisconsin Health & Educational Facilities Authority (St. Camillus Health System, Inc.), Revenue Bonds (Series 2019A), 5.000%, 11/1/2046	818,210
		TOTAL	17,191,808
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $490,533,813)	466,878,946
	[5]	SHORT-TERM MUNICIPALS— 2.5%
		Alabama— 1.2%
950,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-A) Daily VRDNs, 3.850%, 3/1/2024	950,000
2,700,000		Walker County, AL Economic and IDA (Alabama Power Co.), (First Series 2023) Daily VRDNs, 4.100%, 3/1/2024	2,700,000
1,850,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 3.850%, 3/1/2024	1,850,000
		TOTAL	5,500,000
		Illinois— 0.4%
2,100,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.250%, 3/1/2024	2,100,000
		Multi State— 0.9%
4,200,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.350%, 3/1/2024	4,200,000
		Ohio— 0.0%
100,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 3.730%, 3/1/2024	100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $11,900,000)	11,900,000
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $502,433,813)[6]	478,778,946
		OTHER ASSETS AND LIABILITIES - NET—1.1%[7]	5,560,579
		TOTAL NET ASSETS—100%	$484,339,525
Securities that are subject to the federal alternative minimum tax (AMT) represent 16.4% of the Fund’s portfolio as calculated based upon total market value.
1	Non-income-producing security.
2	Security in default.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At February 29, 2024, these restricted securities amounted to $56,194,352, which represented 11.6% of total net assets.

4	Zero coupon bond.
Semi-Annual Shareholder Report

5
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

6	The cost of investments for federal tax purposes amounts to $500,084,042.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 29, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LP	—Limited Partnership
LT	—Limited Tax
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SID	—Special Improvement District
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.80	$8.14	$9.40	$8.90	$9.30	$8.88
Income From Investment Operations:
Net investment income[1]	0.16	0.33	0.28	0.31	0.33	0.33
Net realized and unrealized gain (loss)	0.27	(0.37)	(1.26)	0.50	(0.41)	0.43
TOTAL FROM INVESTMENT OPERATIONS	0.43	(0.04)	(0.98)	0.81	(0.08)	0.76
Less Distributions:
Distributions from net investment income	(0.16)	(0.30)	(0.28)	(0.31)	(0.32)	(0.34)
Net Asset Value, End of Period	$8.07	$7.80	$8.14	$9.40	$8.90	$9.30
Total Return[2]	5.56%	(0.50)%	(10.60)%	9.19%	(0.78)%	8.76%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4,5]	0.89%[5]	0.89%	0.89%	0.89%[5]	0.89%[5]
Net investment income	4.15%[4]	4.13%	3.16%	3.35%	3.69%	3.77%
Expense waiver/reimbursement[6]	0.17%[4]	0.18%	0.16%	0.15%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$141,357	$150,104	$178,383	$224,522	$204,461	$218,050
Portfolio turnover[7]	7%	17%	27%	12%	27%	11%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.89%, 0.89%, 0.89% and 0.89% for the six months ended February 29, 2024 and for the years ended August 31, 2023, 2020 and 2019, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.79	$8.13	$9.39	$8.90	$9.29	$8.87
Income From Investment Operations:
Net investment income[1]	0.13	0.27	0.21	0.24	0.26	0.27
Net realized and unrealized gain (loss)	0.26	(0.37)	(1.25)	0.49	(0.39)	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.39	(0.10)	(1.04)	0.73	(0.13)	0.69
Less Distributions:
Distributions from net investment income	(0.13)	(0.24)	(0.22)	(0.24)	(0.26)	(0.27)
Net Asset Value, End of Period	$8.05	$7.79	$8.13	$9.39	$8.90	$9.29
Total Return[2]	5.06%	(1.23)%	(11.26)%	8.27%	(1.41)%	7.97%
Ratios to Average Net Assets:
Net expenses[3]	1.64%[4,5]	1.64%[5]	1.64%	1.64%	1.64%[5]	1.64%[5]
Net investment income	3.40%[4]	3.37%	2.41%	2.62%	2.93%	3.01%
Expense waiver/reimbursement[6]	0.17%[4]	0.18%	0.16%	0.15%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,141	$13,713	$18,017	$25,061	$31,350	$48,130
Portfolio turnover[7]	7%	17%	27%	12%	27%	11%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.64%, 1.64%, 1.64% and 1.64% for the six months ended February 29, 2024 and for the years ended August 31, 2023, 2020 and 2019, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.80	$8.14	$9.39	$8.90	$9.30	$8.88
Income From Investment Operations:
Net investment income[1]	0.16	0.32	0.28	0.31	0.33	0.33
Net realized and unrealized gain (loss)	0.26	(0.36)	(1.25)	0.49	(0.41)	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.42	(0.04)	(0.97)	0.80	(0.08)	0.75
Less Distributions:
Distributions from net investment income	(0.16)	(0.30)	(0.28)	(0.31)	(0.32)	(0.33)
Net Asset Value, End of Period	$8.06	$7.80	$8.14	$9.39	$8.90	$9.30
Total Return[2]	5.44%	(0.48)%	(10.49)%	9.08%	(0.77)%	8.76%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4,5]	0.89%[5]	0.89%	0.89%	0.89%[5]	0.89%[5]
Net investment income	4.15%[4]	4.12%	3.16%	3.35%	3.69%	3.76%
Expense waiver/reimbursement[6]	0.17%[4]	0.18%	0.16%	0.15%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$103,913	$109,065	$147,878	$189,045	$182,765	$195,691
Portfolio turnover[7]	7%	17%	27%	12%	27%	11%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.89%, 0.89%, 0.89% and 0.89% for the six months ended February 29, 2024 and for the years ended August 31, 2023, 2020 and 2019, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.79	$8.12	$9.38	$8.89	$9.29	$8.87
Income From Investment Operations:
Net investment income[1]	0.17	0.35	0.30	0.33	0.35	0.36
Net realized and unrealized gain (loss)	0.26	(0.36)	(1.26)	0.49	(0.40)	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.43	(0.01)	(0.96)	0.82	(0.05)	0.78
Less Distributions:
Distributions from net investment income	(0.17)	(0.32)	(0.30)	(0.33)	(0.35)	(0.36)
Net Asset Value, End of Period	$8.05	$7.79	$8.12	$9.38	$8.89	$9.29
Total Return[2]	5.58%	(0.11)%	(10.39)%	9.37%	(0.53)%	9.04%
Ratios to Average Net Assets:
Net expenses[3]	0.64%[4,5]	0.64%[5]	0.64%	0.64%	0.64%[5]	0.64%[5]
Net investment income	4.39%[4]	4.38%	3.41%	3.59%	3.93%	4.01%
Expense waiver/reimbursement[6]	0.17%[4]	0.18%	0.16%	0.15%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$226,928	$170,139	$179,629	$174,234	$129,832	$155,444
Portfolio turnover[7]	7%	17%	27%	12%	27%	11%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.64%, 0.64%, 0.64% and 0.64% for the six months ended February 29, 2024 and for the years ended August 31, 2023, 2020 and 2019, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 29, 2024 (unaudited)

Assets:
Investment in securities, at value (identified cost $502,433,813)	$478,778,946
Cash	30,237
Income receivable	6,127,838
Receivable for shares sold	147,272
Total Assets	485,084,293
Liabilities:
Payable for shares redeemed	$535,484
Payable for portfolio accounting fees	108,170
Payable for other service fees (Notes 2 and 5)	48,595
Payable for transfer agent fees	33,107
Payable for distribution services fee (Note 5)	7,358
Payable for investment adviser fee (Note 5)	5,784
Payable for administrative fee (Note 5)	1,119
Payable for Directors’/Trustees’ fees (Note 5)	899
Accrued expenses (Note 5)	4,252
TOTAL LIABILITIES	744,768
Net assets for 60,121,764 shares outstanding	$484,339,525
Net Assets Consist of:
Paid-in capital	$557,785,945
Total distributable earnings (loss)	(73,446,420)
TOTAL NET ASSETS	$484,339,525
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($141,357,491 ÷ 17,526,940 shares outstanding), no par value, unlimited shares authorized	$8.07
Offering price per share (100/95.50 of $8.07)	$8.45
Redemption proceeds per share	$8.07
Class C Shares:
Net asset value per share ($12,141,110 ÷ 1,507,774 shares outstanding), no par value, unlimited shares authorized	$8.05
Offering price per share	$8.05
Redemption proceeds per share (99.00/100 of $8.05)	$7.97
Class F Shares:
Net asset value per share ($103,912,577 ÷ 12,890,879 shares outstanding), no par value, unlimited shares authorized	$8.06
Offering price per share (100/99.00 of $8.06)	$8.14
Redemption proceeds per share (99.00/100 of $8.06)	$7.98
Institutional Shares:
Net asset value per share ($226,928,347 ÷ 28,196,171 shares outstanding), no par value, unlimited shares authorized	$8.05
Offering price per share	$8.05
Redemption proceeds per share	$8.05
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 29, 2024 (unaudited)

Investment Income:
Interest	$11,572,576
Expenses:
Investment adviser fee (Note 5)	$1,378,066
Administrative fee (Note 5)	181,549
Custodian fees	6,961
Transfer agent fees	127,866
Directors’/Trustees’ fees (Note 5)	1,899
Auditing fees	18,007
Legal fees	6,275
Distribution services fee (Note 5)	47,089
Other service fees (Notes 2 and 5)	322,975
Portfolio accounting fees	81,166
Share registration costs	37,946
Printing and postage	16,487
Miscellaneous (Note 5)	17,384
TOTAL EXPENSES	2,243,670
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	(392,415)
Reduction of custodian fees (Note 6)	(818)
TOTAL WAIVER AND REDUCTION	(393,233)
Net expenses	1,850,437
Net investment income	9,722,139
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(917,540)
Net change in unrealized depreciation of investments	16,488,186
Net realized and unrealized gain (loss) on investments	15,570,646
Change in net assets resulting from operations	$25,292,785
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/29/2024	Year Ended 8/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,722,139	$19,896,165
Net realized loss	(917,540)	(9,758,729)
Net change in unrealized appreciation/depreciation	16,488,186	(13,468,064)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	25,292,785	(3,330,628)
Distributions to Shareholders:
Class A Shares	(2,878,704)	(6,105,694)
Class B Shares[1]	—	(7,965)
Class C Shares	(210,211)	(478,427)
Class F Shares	(2,112,626)	(4,602,811)
Institutional Shares	(4,279,572)	(7,113,142)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,481,113)	(18,308,039)
Share Transactions:
Proceeds from sale of shares	111,355,282	107,701,590
Net asset value of shares issued to shareholders in payment of distributions declared	8,749,456	17,438,881
Cost of shares redeemed	(94,597,259)	(185,117,340)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	25,507,479	(59,976,869)
Change in net assets	41,319,151	(81,615,536)
Net Assets:
Beginning of period	443,020,374	524,635,910
End of period	$484,339,525	$443,020,374

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 29, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income which is generally exempt from the federal regular income tax. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Semi-Annual Shareholder Report

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $393,233 is disclosed in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 29, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$177,648
Class C Shares	15,696
Class F Shares	129,631
TOTAL	$322,975
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 29, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at February 29, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	1/18/2024	$800,000	$801,561
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	10/12/2017	$656,735	$609,497
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	12/15/2017	$508,431	$468,844
Arizona State IDA (Doral Academy of Nevada FMMR), Education Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	4/3/2019	$1,023,217	$959,869
Arizona State IDA (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	12/14/2018	$1,773,146	$1,759,056
Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1/14/2016	$900,000	$901,268
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2046	5/27/2021	$523,711	$435,056
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	6/13/2014	$750,000	$750,927
Semi-Annual Shareholder Report

Security	Acquisition Date	Acquisition Cost	Value
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$569,343	$566,788
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	8/4/2017	$523,407	$502,550
California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	4/20/2020	$1,005,031	$1,000,219
California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	12/4/2017	$507,630	$495,214
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), (United States Treasury PRF 6/1/2027@100), 5.000%, 6/1/2053	10/5/2017	$625,726	$614,132
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	10/5/2017	$560,995	$477,416
California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	5/19/2020	$2,254,589	$2,222,790
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	12/16/2013	$2,207,550	$60,401
Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	4/17/2020	$946,760	$1,010,626
Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	8/23/2017	$1,044,404	$1,041,359
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$909,454	$877,066
Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2038	11/8/2022	$936,840	$989,629
Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	5/13/2021	$1,088,182	$824,912
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1/10/2018	$1,977,251	$1,877,229
Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	1/27/2017	$2,000,000	$2,007,858
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2047	10/6/2016	$1,015,819	$973,080
Semi-Annual Shareholder Report

Security	Acquisition Date	Acquisition Cost	Value
Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	12/7/2017	$1,035,893	$957,659
Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	5/22/2020	$2,862,756	$3,000,236
Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	12/8/2017	$2,938,642	$2,844,086
Mission, TX Economic Development Corporation (Natgasoline), Senior Lien Revenue Bonds (Series 2018), (Original Issue Yield: 4.716%), 4.625%, 10/1/2031	10/30/2018	$1,491,340	$1,494,737
Monroe County, NY IDC (True North Rochester Preparatory Charter School), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/1/2059	7/9/2020	$1,080,890	$984,463
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 20017A), (Original Issue Yield: 6.375%), 6.125%, 7/1/2052	6/18/2017	$964,338	$24,232
New Hope Cultural Education Facilities Finance Corporation (Jubilee Academic Center), Education Revenue Refunding Bonds (Series 2021), 4.000%, 8/15/2046	3/24/2023	$1,480,320	$1,589,581
Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	6/27/2019	$1,861,215	$1,636,534
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.250%, 11/15/2035	10/6/2022	$1,000,000	$1,066,138
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 7.000%, 11/15/2057	10/6/2022	$1,000,000	$1,065,482
Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	10/23/2020	$1,750,000	$1,685,900
Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	6/22/2017	$2,834,281	$2,666,765
Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	6/12/2020	$1,399,464	$1,283,638
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.500%, 12/1/2052	2/2/2023	$2,000,000	$2,035,507
Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	11/15/2022	$2,416,980	$2,635,561
Public Finance Authority, WI Revenue (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028	12/14/2023	$1,200,000	$1,202,697
Semi-Annual Shareholder Report

Security	Acquisition Date	Acquisition Cost	Value
South Carolina Jobs-EDA (Green Charter Schools), Educational Facilities Revenue Refunding Bonds (Series 2021A), 4.000%, 6/1/2046	1/31/2023	$891,951	$832,457
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds (Series 2023A), 7.500%, 11/15/2053	7/21/2023	$1,000,000	$1,044,638
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	7/21/2023	$953,190	$982,793
Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	4/27/2020	$1,866,719	$1,853,460
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013), 4.625%, Mandatory Tender 4/3/2028	3/28/2018	$1,000,000	$996,841
Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), (United States Treasury PRF 7/1/2025@100), 7.000%, 7/1/2050	7/22/2015	$993,960	$1,041,800
Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (United States Treasury PRF 7/1/2025@100), 7.000%, 7/1/2045	7/22/2015	$1,001,866	$1,041,800
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/29/2024		Year Ended 8/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	998,516	$7,709,575	1,990,207	$15,740,915
Shares issued to shareholders in payment of distributions declared	347,627	2,690,787	723,366	5,706,697
Conversion of Class B Shares to Class A Shares[1]	—	—	76,188	620,168
Shares redeemed	(3,057,059)	(23,779,170)	(5,468,316)	(42,926,213)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,710,916)	$(13,378,808)	(2,678,555)	$(20,858,433)
Semi-Annual Shareholder Report

	Six Months Ended 2/29/2024		Year Ended 8/31/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	22	$173
Shares issued to shareholders in payment of distributions declared	—	—	869	6,791
Conversion of Class B Shares to Class A Shares[1]	—	—	(76,382)	(620,168)
Shares redeemed	—	—	(14,164)	(109,995)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(89,655)	$(723,199)
	Six Months Ended 2/29/2024		Year Ended 8/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	165,402	$1,312,496	332,353	$2,616,366
Shares issued to shareholders in payment of distributions declared	26,814	207,346	60,152	474,027
Shares redeemed	(444,421)	(3,470,905)	(848,869)	(6,693,087)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(252,205)	$(1,951,063)	(456,364)	$(3,602,694)
	Six Months Ended 2/29/2024		Year Ended 8/31/2023
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	146,927	$1,159,284	579,841	$4,552,690
Shares issued to shareholders in payment of distributions declared	254,827	1,971,308	546,583	4,307,683
Shares redeemed	(1,494,468)	(11,614,325)	(5,314,901)	(41,353,905)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,092,714)	$(8,483,733)	(4,188,477)	$(32,493,532)
	Six Months Ended 2/29/2024		Year Ended 8/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,103,124	$101,173,927	10,856,645	$84,791,446
Shares issued to shareholders in payment of distributions declared	501,695	3,880,015	882,155	6,943,683
Shares redeemed	(7,257,752)	(55,732,859)	(11,998,332)	(94,034,140)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,347,067	$49,321,083	(259,532)	$(2,299,011)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,291,232	$25,507,479	(7,672,583)	$(59,976,869)

1
On February 3, 2023, Class B Shares were converted to Class A Shares. Within the Statement of
Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At February 29, 2024, the cost of investments for federal tax purposes was $500,084,042. The net unrealized depreciation of investments for federal tax purposes was $21,305,096. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $10,296,481 and unrealized depreciation from investments for those securities having an excess of cost over value of $31,601,577. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities and open defaulted bonds.
At August 31, 2023, the Fund had a capital loss carryforward of $51,265,738 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$15,876,140	$35,389,598	$51,265,738
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended February 29, 2024, the Adviser voluntarily waived $392,415 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2024, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class F Shares	0.05%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$47,089
For the six months ended February 29, 2024, FSC retained $5,784 of fees paid by the Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 29, 2024, the Fund’s Class A Shares and Class F Shares did not incur a distribution services fee; however, each may begin to incur this fee upon approval by the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 29, 2024, FSC retained $4,278 in sales charges from the sale of Class A Shares. FSC also retained $1,079, $2,396 and $5,391 of CDSC relating to redemptions of Class A Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended February 29, 2024, FSSC received $6,540 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.89%, 1.64%, 0.89% and 0.64% (the “Fee Limit”), respectively, up to but not including
Semi-Annual Shareholder Report

the later of (the “Termination Date”): (a) November 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended February 29, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $41,155,000 and $24,200,000 respectively. Net realized gain (loss) recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended February 29, 2024, the Fund’s expenses were offset by $818 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 29, 2024, were as follows:
Purchases	$43,159,162
Sales	$30,197,921
8. CONCENTRATION OF RISK
The Fund has 54.4% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly higher for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.
Semi-Annual Shareholder Report

9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 29, 2024, the Fund had no outstanding loans. During the six months ended February 29, 2024, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2024, there were no outstanding loans. During the six months ended February 29, 2024, the program was not utilized.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2023	Ending Account Value 2/29/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,055.60	$4.55
Class C Shares	$1,000.00	$1,050.60	$8.36
Class F Shares	$1,000.00	$1,054.40	$4.55
Institutional Shares	$1,000.00	$1,055.80	$3.27
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,020.44	$4.47
Class C Shares	$1,000.00	$1,016.71	$8.22
Class F Shares	$1,000.00	$1,020.44	$4.47
Institutional Shares	$1,000.00	$1,021.68	$3.22

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.89%
Class C Shares	1.64%
Class F Shares	0.89%
Institutional Shares	0.64%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Municipal High Yield Advantage Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Semi-Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the
Semi-Annual Shareholder Report

Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Semi-Annual Shareholder Report

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Municipal Securities Income Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Municipal High Yield Advantage Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Municipal High Yield Advantage Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923864
CUSIP 313923849
CUSIP 313923831
CUSIP 313923815
8040407 (4/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
February 29, 2024

Share Class | Ticker	A | OMIAX	F | OMIFX	Institutional | OMIIX

Federated Hermes Ohio Municipal Income Fund
Fund Established 1990

A Portfolio of Federated Hermes Municipal Securities Income Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2023 through February 29, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 29, 2024, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—Local	19.3%
Hospital	19.1%
General Obligation—State	16.0%
Higher Education	10.1%
Dedicated Tax	6.4%
Toll Road	5.2%
Water & Sewer	5.1%
Senior Care	4.1%
Industrial Development Bond/Pollution Control Revenue	3.7%
Public Power	2.9%
Other²	7.3%
Other Assets and Liabilities—Net[3]	0.8%
TOTAL	100%

1
Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s
Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2	For purposes of this table, sector classifications constitute 91.9% of the Fund’s total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 29, 2024 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS— 96.3%
	Ohio— 92.8%
$1,000,000
Akron, Bath & Copley, OH Joint Township Hospital District (Children’s
Hospital Medical Center, Akron), Hospital Refunding Revenue Bonds
(Series 2002A), (Original Issue Yield: 4.120%), 4.000%, 11/15/2042
		$ 969,865
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), Hospital Facilities Revenue Bonds (Series 2016), 5.250%, 11/15/2041	1,025,521
900,000	Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Refunding Bonds, 4.000%, 8/1/2047	862,377
1,000,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2019C), 4.000%, 2/15/2039	1,009,004
545,000	American Municipal Power-Ohio, Inc. (AMP - Greenup Hydroelectric Project), Revenue Bonds (Series 2016A), 4.000%, 2/15/2036	549,125
750,000	American Municipal Power-Ohio, Inc. (AMP Fremont Energy), Revenue Refunding Bonds (Series 2021A), 5.000%, 2/15/2034	849,740
635,000	Avon Lake, OH City School District, UT GO Refunding Bonds (Series 2014A), 3.500%, 12/1/2029	635,050
130,000	Bowling Green State University, OH, General Receipts Bonds (Series 2017B), 3.500%, 6/1/2037	129,584
255,000	Bowling Green State University, OH, General Receipts Bonds (Series 2020A), 4.000%, 6/1/2038	259,989
500,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020A-2 Class 1), 3.000%, 6/1/2048	381,987
500,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	476,447
235,000	Cincinnati, OH Water System, Refunding Revenue Bonds (Series 2017A), 3.000%, 12/1/2035	230,057
250,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2033	283,214
1,000,000	Cleveland, OH Income Tax (Cleveland, OH), Subordinate Lien Income Tax Public Facilities Improvements Refunding Bonds (Series 2017B), 5.000%, 10/1/2030	1,085,528
125,000	Cleveland, OH, LT GO Various Purpose and Refunding Bonds (Series 2021A), 3.000%, 12/1/2031	124,381
155,000	Cleveland, OH, Various Purpose General Obligation Bonds (Series 2021A), 3.000%, 12/1/2033	152,919
220,000	Cleveland, OH, Various Purpose General Obligation Bonds (Series 2023A), 5.000%, 12/1/2043	244,091
235,000	Cleveland, OH, Various Purpose General Obligation Bonds (Series 2023A), 5.000%, 12/1/2045	257,068
2,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2017), (Ohio School District Credit Enhancement GTD), 5.000%, 12/1/2047	2,056,702
Semi-Annual Shareholder Report
2

Principal Amount		Value
	MUNICIPAL BONDS— continued
	Ohio— continued
$1,000,000	Columbus, OH Sewer System, Revenue Refunding Bonds (Series 2014), 5.000%, 6/1/2031	$ 1,013,386
1,270,000	Columbus, OH, UT GO Bonds (Series 2021A), 5.000%, 4/1/2039	1,414,903
500,000	Copley Fairlawn, OH School District, UT GO Classroom Facilities Construction and Improvement Bonds (Series 2023), 4.000%, 12/1/2052	480,235
1,270,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.500%, 2/15/2057	1,282,147
250,000	Cuyahoga County, OH, Capital Improvement and Refunding Bonds (Series 2019), 3.000%, 12/1/2032	242,809
2,000,000	Fairfield County, OH, LT GO Bonds (Series 2015), 4.000%, 12/1/2040	2,001,505
1,000,000	Franklin County, OH (Trinity Healthcare Credit Group), Revenue Bonds (Series 2017), 4.000%, 12/1/2046	972,633
1,000,000	Franklin County, OH (Trinity Healthcare Credit Group), Revenue Bonds (Series 2017A), 5.000%, 12/1/2047	1,023,071
1,000,000	Franklin County, OH Convention Facilities Authority (Greater Columbus Convention Center Hotel), Hotel Project Revenue Bonds (Series 2019), 5.000%, 12/1/2044	961,615
2,000,000	Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue Anticipation & Refunding Bonds (Series 2014), (United States Treasury PRF 12/1/2024@100), 5.000%, 12/1/2035	2,023,833
1,000,000	Franklin County, OH Health Care Facilities (Friendship Village of Dublin, OH, Inc.), Refunding & Improvement Bonds (Series 2014), 5.000%, 11/15/2044	1,000,130
1,000,000	Franklin County, OH Hospital Facility Authority (Nationwide Children’s Hospital), Hospital Improvement Revenue Bonds (Series 2017A), 5.000%, 11/1/2029	1,077,719
3,015,000	Franklin County, OH Sales Tax Revenue, Various Purpose Sales Tax Revenue Bonds (Series 2018), 5.000%, 6/1/2048	3,171,837
615,000	Green, OH School District, School Facilities Construction and Improvement Bonds (Series 2019), (Ohio School District Credit Enhancement INS), 3.000%, 11/1/2033	590,067
2,000,000	Hamilton County, OH (Cincinnati Children’s Hospital Medical Center), Hospital Facilities Revenue Bonds (Series 2019CC), 5.000%, 11/15/2041	2,370,944
500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2036	500,828
500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	457,272
500,000	Hamilton County, OH (Life Enriching Communities), Hospital Revenue Bonds (Series 2023A), 5.750%, 1/1/2053	514,234
1,075,000	Hamilton County, OH, LT GO Improvement and Refunding Bonds (Series 2017A), 5.000%, 12/1/2033	1,157,140
1,000,000	Hamilton County, OH, LT GO Refunding Bonds (Series 2017A), 5.000%, 12/1/2037	1,055,643
1,000,000	Kent State University, OH, General Receipts Bonds (Series 2020A), 5.000%, 5/1/2050	1,058,502
Semi-Annual Shareholder Report
3

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Ohio— continued
$ 135,000		Licking Heights, OH Local School District, School Facilities Construction and Improvement Bonds (Series 2017A), (Ohio School District Credit Enhancement INS), 3.375%, 10/1/2047	$ 116,357
155,000		Little Miami, OH Local School District, UT GO Bonds (Series 2018A), (Ohio School District Credit Enhancement GTD), 4.000%, 11/1/2055	146,355
200,000		Mason, OH, LT GO Bonds (Series 2020A), 2.000%, 12/1/2032	175,079
415,000		Miami County, OH Hospital Facility (Kettering Health Network Obligated Group), Hospital Facilities Improvement and Refunding Revenue Bonds (Series 2019), 5.000%, 8/1/2034	441,454
1,000,000		Miami University, OH, General Receipts Revenue and Refunding Bonds (Series 2020A), 4.000%, 9/1/2045	998,209
1,000,000		Middleburg Heights, OH (Southwest General Health Center), Hospital Facilities Improvement and Revenue Refunding Bonds (Series 2020A), 4.000%, 8/1/2047	886,352
1,000,000		Montgomery County, OH Hospital Authority (Kettering Health Network Obligated Group), Hospital Facilities Improvement and Refunding Revenue Bonds (Series 2021), 4.000%, 8/1/2051	905,860
1,200,000	[1]	Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,091,023
500,000		Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.250%, 1/15/2038	490,728
500,000		Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	477,431
1,000,000		Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Bonds (Series 2007B), 2.500%, Mandatory Tender 10/1/2029	888,201
200,000		Ohio State Higher Educational Facility Commission (Ashtabula County Medical Center), Healthcare Facility Revenue Bonds (Series 2022), 5.250%, 1/1/2052	203,837
100,000		Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Higher Educational Facility Revenue Bonds (Series 2016), 3.250%, 12/1/2035	98,328
1,000,000		Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Higher Educational Facility Revenue Bonds (Series 2016), 5.000%, 12/1/2040	1,032,558
115,000		Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2021A), 4.000%, 12/1/2044	114,497
250,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 3.250%, 1/1/2037	235,969
1,250,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Revenue Bonds (Series 2019B), 4.000%, 1/1/2042	1,252,087
1,000,000		Ohio State Higher Educational Facility Commission (Denison University), Revenue Bonds (Series 2019), 5.000%, 11/1/2044	1,055,870
1,000,000		Ohio State Higher Educational Facility Commission (Judson Obligated Group), Healthcare Facility Revenue Bonds (Series 2020A), 5.000%, 12/1/2050	905,695
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MUNICIPAL BONDS— continued
	Ohio— continued
$1,000,000	Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2022A), (Original Issue Yield: 4.240%), 4.000%, 2/1/2052	$ 943,950
1,325,000	Ohio State Treasurer (Portsmouth Gateway Group LLC), Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2039	1,330,093
350,000	Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2017A), 5.000%, 2/15/2028	373,109
1,000,000	Ohio State Turnpike & Infrastructure Commission, Senior Lien Revenue Bonds (Series 2021A), 5.000%, 2/15/2046	1,081,676
1,400,000	Ohio State Turnpike & Infrastructure Commission, Senior Lien Revenue Bonds (Series 2021A), 5.000%, 2/15/2051	1,500,065
250,000	Ohio State University, General Receipts Bonds (Series 2021A), 4.000%, 12/1/2041	254,276
175,000	Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Refunding Revenue and Revenue Bonds (Serie s2019B), 3.000%, 12/1/2034	172,620
470,000	Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Bonds (Series 2019B), 5.000%, 12/1/2035	526,696
1,260,000	Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Bonds (Series 2021A), 5.000%, 12/1/2046	1,389,165
500,000	Ohio State Water Development Authority, Water Development Revenue Bonds (Fresh Water Series 2023A), 5.000%, 12/1/2041	573,613
750,000	Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.000%, 10/1/2034	798,568
1,460,000	Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.000%, 10/1/2035	1,549,967
1,835,000	Ohio State, Common Schools UT GO Bonds (Series 2019A), 5.000%, 6/15/2033	2,053,418
3,000,000	Ohio State, Higher Education UT GO Bonds (Series 2015C), 5.000%, 11/1/2033	3,058,520
2,000,000	Ohio State, Higher Education UT GO Bonds (Series 2019A), 5.000%, 5/1/2035	2,123,369
465,000	Ohio State, Higher Education UT GO Bonds (Series 2019A), 5.000%, 5/1/2036	491,522
600,000	Ohio State, Higher Education UT GO Bonds (Series 2021A), 4.000%, 5/1/2036	636,939
1,465,000	Ohio State, UT GO Bonds (Series 2022A), 5.000%, 3/1/2040	1,675,882
1,210,000	Ohio State, UT GO Higher Education Bonds (Series 2019A), 5.000%, 5/1/2032	1,289,913
1,500,000	Olentangy, OH Local School District, UT GO Refunding Bonds (Series 2016), 5.000%, 12/1/2030	1,549,336
205,000	Perry, OH Local School District, UT GO School Improvement Bonds (Series 2020), (Ohio School District Credit Enhancement INS), 3.000%, 11/1/2035	198,034
Semi-Annual Shareholder Report
5

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Ohio— continued
$ 120,000		Revere, OH Local School District, School Facilities Improvement Refunding Bonds (Series 2017), 3.250%, 12/1/2045	$ 109,313
1,135,000		Shaker Heights, OH, UT GO Bonds, 4.000%, 12/1/2052	1,135,722
555,000		Toledo, OH, LT GO Various Purpose Improvement Bonds (Series 2022), (Assured Guaranty Municipal Corp. INS), 5.500%, 12/1/2042	631,434
1,000,000		University of Akron, OH, General Receipts Bonds (Series 2016A), 5.000%, 1/1/2036	1,027,209
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2014C), 5.000%, 6/1/2041	1,005,404
405,000		University of Cincinnati, OH, General Receipts Bonds (Series 2017A), 4.000%, 6/1/2042	406,781
235,000		Willoughby-Eastlake, OH CSD, UT GO School Improvement Bonds (Series 2016), 3.375%, 12/1/2036	226,258
760,000		Winton Woods, OH School District, UT GO Classroom Facilities Refunding Bonds (Series 2022), (Build America Mutual Assurance INS), 4.000%, 11/1/2049	736,911
500,000		Worthington City, OH City School District, UT GO Bonds (Series 2023), 5.500%, 12/1/2054	565,676
		TOTAL	76,884,431
		Puerto Rico— 3.5%
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2033	980,115
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	952,177
1,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	1,004,998
		TOTAL	2,937,290
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $81,603,943)	79,821,721
	[2]	SHORT-TERM MUNICIPALS— 2.9%
		Ohio— 2.9%
1,800,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Bank, N.A. LOC), 3.500%, 3/1/2024	1,800,000
150,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 3.730%, 3/1/2024	150,000
400,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 3.650%, 3/1/2024	400,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,350,000)	2,350,000
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $83,953,943)[3]	82,171,721
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	692,913
		TOTAL NET ASSETS—100%	$82,864,634
Semi-Annual Shareholder Report
6

Securities that are subject to the federal alternative minimum tax (AMT) represent 4.0% of the Fund’s portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At February 29, 2024, these restricted securities amounted to $1,091,023, which represented 0.7% of total net assets.

2
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	The cost of investments for federal tax purposes amounts to $83,901,021.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 29, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CSD	—Central School District
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.13	$10.32	$11.50	$11.40	$11.44	$10.95
Income From Investment Operations:
Net investment income	0.14[1]	0.27	0.27	0.25	0.26	0.30
Net realized and unrealized gain (loss)	0.29	(0.20)	(1.21)	0.09	(0.02)	0.49
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.07	(0.94)	0.34	0.24	0.79
Less Distributions:
Distributions from net investment income	(0.13)	(0.26)	(0.23)	(0.24)	(0.26)	(0.30)
Distributions from net realized gain	—	—	(0.01)	—	(0.02)	—
TOTAL DISTRIBUTIONS	(0.13)	(0.26)	(0.24)	(0.24)	(0.28)	(0.30)
Net Asset Value, End of Period	$10.43	$10.13	$10.32	$11.50	$11.40	$11.44
Total Return[2]	4.33%	0.68%	(8.22)%	2.99%	2.17%	7.32%
Ratios to Average Net Assets:
Net expenses[3]	0.77%[4,5]	0.77%[5]	0.77%	0.77%	0.77%[5]	0.77%[5]
Net investment income	2.76%[4]	2.52%	2.09%	2.08%	2.27%	2.67%
Expense waiver/reimbursement[6]	0.33%[4]	0.27%	0.19%	0.19%	0.19%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,413	$18,678	$22,235	$44,097	$58,253	$57,065
Portfolio turnover[7]	13%	17%	17%	5%	8%	15%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.77%, 0.77%, 0.77% and 0.77% for the six months ended
February 29, 2024 and for the years ended August 31, 2023, 2020 and 2019, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.13	$10.32	$11.51	$11.40	$11.44	$10.95
Income From Investment Operations:
Net investment income	0.13[1]	0.24	0.21	0.22	0.24	0.28
Net realized and unrealized gain (loss)	0.30	(0.19)	(1.18)	0.11	(0.02)	0.49
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.05	(0.97)	0.33	0.22	0.77
Less Distributions:
Distributions from net investment income	(0.13)	(0.24)	(0.21)	(0.22)	(0.24)	(0.28)
Distributions from net realized gain	—	—	(0.01)	—	(0.02)	—
TOTAL DISTRIBUTIONS	(0.13)	(0.24)	(0.22)	(0.22)	(0.26)	(0.28)
Net Asset Value, End of Period	$10.43	$10.13	$10.32	$11.51	$11.40	$11.44
Total Return[2]	4.25%	0.53%	(8.44)%	2.93%	2.01%	7.15%
Ratios to Average Net Assets:
Net expenses[3]	0.92%[4,5]	0.92%[5]	0.92%	0.92%	0.92%[5]	0.92%[5]
Net investment income	2.60%[4]	2.36%	1.94%	1.93%	2.12%	2.53%
Expense waiver/reimbursement[6]	0.58%[4]	0.52%	0.44%	0.44%	0.44%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,988	$48,409	$58,194	$74,669	$81,508	$87,597
Portfolio turnover[7]	13%	17%	17%	5%	8%	15%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.92%, 0.92%, 0.92% and 0.92% for the six months ended
February 29, 2024 and for the years ended August 31, 2023, 2020 and 2019, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2024	Year Ended August 31,			Period Ended 8/31/2020[1]
		2023	2022	2021
Net Asset Value, Beginning of Period	$10.13	$10.32	$11.51	$11.40	$11.06
Income From Investment Operations:
Net investment income	0.15[2]	0.29	0.26	0.26	0.08
Net realized and unrealized gain (loss)	0.30	(0.19)	(1.18)	0.11	0.35
TOTAL FROM INVESTMENT OPERATIONS	0.45	0.10	(0.92)	0.37	0.43
Less Distributions:
Distributions from net investment income	(0.15)	(0.29)	(0.26)	(0.26)	(0.09)
Distributions from net realized gain	—	—	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.15)	(0.29)	(0.27)	(0.26)	(0.09)
Net Asset Value, End of Period	$10.43	$10.13	$10.32	$11.51	$11.40
Total Return[3]	4.46%	0.94%	(8.07)%	3.32%	3.90%
Ratios to Average Net Assets:
Net expenses[4]	0.52%[5,6]	0.52%[6]	0.52%	0.52%	0.52%[5,6]
Net investment income	3.01%[5]	2.76%	2.34%	2.32%	2.40%[5]
Expense waiver/reimbursement[7]	0.33%[5]	0.27%	0.19%	0.19%	0.24%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$20,464	$27,865	$42,461	$37,120	$6,652
Portfolio turnover[8]	13%	17%	17%	5%	8%[9]

1	Reflects operations for the period from April 28, 2020 (date of initial investment) to August 31, 2020.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.52%, 0.52% and 0.52% for the six months ended February 29, 2024, year ended August 31, 2023 and period ended August 31, 2020, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal period ended August 31, 2020.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
February 29, 2024 (unaudited)

Assets:
Investment in securities (identified cost $83,953,943)	$82,171,721
Cash	61,766
Income receivable	894,877
Receivable for shares sold	64,795
Prepaid expenses	12,495
Total Assets	83,205,654
Liabilities:
Payable for shares redeemed	$219,958
Payable for portfolio accounting fees	79,196
Payable for share registration costs	23,068
Payable for other service fees (Notes 2 and 5)	12,398
Payable for distribution services fee (Note 5)	5,497
Payable for Directors’/Trustees’ fees (Note 5)	538
Payable for administrative fee (Note 5)	259
Payable for investment adviser fee (Note 5)	106
TOTAL LIABILITIES	341,020
Net assets for 7,943,439 shares outstanding	$82,864,634
Net Assets Consist of:
Paid-in capital	$88,172,880
Total distributable earnings (loss)	(5,308,246)
TOTAL NET ASSETS	$82,864,634
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($16,412,533 ÷ 1,573,624 shares outstanding), no par value, unlimited shares authorized	$10.43
Offering price per share (100/95.50 of $10.43)	$10.92
Redemption proceeds per share	$10.43
Class F Shares:
Net asset value per share ($45,987,998 ÷ 4,408,007 shares outstanding), no par value, unlimited shares authorized	$10.43
Offering price per share (100/99.00 of $10.43)	$10.54
Redemption proceeds per share (99.00/100 of $10.43)	$10.33
Institutional Shares:
Net asset value per share ($20,464,103 ÷ 1,961,808 shares outstanding), no par value, unlimited shares authorized	$10.43
Offering price per share	$10.43
Redemption proceeds per share	$10.43
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended February 29, 2024 (unaudited)

Investment Income:
Interest	$1,544,033
Expenses:
Investment adviser fee (Note 5)	$174,947
Administrative fee (Note 5)	34,759
Custodian fees	1,591
Transfer agent fees	29,345
Directors’/Trustees’ fees (Note 5)	1,095
Auditing fees	16,671
Legal fees	5,409
Distribution services fee (Note 5)	92,573
Other service fees (Notes 2 and 5)	79,366
Portfolio accounting fees	61,669
Share registration costs	24,765
Printing and postage	11,596
Miscellaneous (Note 5)	12,723
TOTAL EXPENSES	546,509
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	(144,995)
Waiver of other operating expenses (Notes 2 and 5)	(57,847)
Reduction of custodian fees (Note 6)	(523)
TOTAL WAIVERS AND REDUCTION	(203,365)
Net expenses	343,144
Net investment income	1,200,889
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(739,228)
Net realized loss on futures contracts	(76,077)
Net change in unrealized depreciation of investments	3,244,797
Net realized and unrealized gain (loss) on investments and futures contracts	2,429,492
Change in net assets resulting from operations	$3,630,381
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/29/2024	Year Ended 8/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,200,889	$2,653,259
Net realized loss	(815,305)	(1,821,864)
Net change in unrealized appreciation/depreciation	3,244,797	(251,363)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,630,381	580,032
Distributions to Shareholders:
Class A Shares	(227,232)	(515,338)
Class F Shares	(579,345)	(1,259,427)
Institutional Shares	(346,268)	(881,207)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,152,845)	(2,655,972)
Share Transactions:
Proceeds from sale of shares	6,371,289	12,464,351
Net asset value of shares issued to shareholders in payment of distributions declared	921,693	1,959,751
Cost of shares redeemed	(21,856,483)	(40,287,092)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,563,501)	(25,862,990)
Change in net assets	(12,085,965)	(27,938,930)
Net Assets:
Beginning of period	94,950,599	122,889,529
End of period	$82,864,634	$94,950,599
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
February 29, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of the Federated Hermes Ohio Municipal Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the State of Ohio and Ohio municipalities. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
14

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report
15

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reduction of $203,365 is disclosed in various locations in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 29, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$21,519
Class F Shares	57,847
TOTAL	$79,366
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 29, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
16

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at February 29, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	6/27/2019	$1,240,810	$1,091,023
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At February 29, 2024, the Fund had no outstanding futures contracts.
Semi-Annual Shareholder Report
17

Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(76,077)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/29/2024		Year Ended 8/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	138,604	$1,424,471	328,107	$3,341,878
Shares issued to shareholders in payment of distributions declared	22,386	227,161	50,412	514,582
Shares redeemed	(432,023)	(4,371,871)	(688,640)	(7,004,258)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(271,033)	$(2,720,239)	(310,121)	$(3,147,798)
	Six Months Ended 2/29/2024		Year Ended 8/31/2023
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	23,144	$236,120	99,405	$1,016,632
Shares issued to shareholders in payment of distributions declared	54,479	553,303	116,847	1,193,061
Shares redeemed	(449,128)	(4,562,387)	(1,074,591)	(10,977,377)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(371,505)	$(3,772,964)	(858,339)	$(8,767,684)
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	Six Months Ended 2/29/2024		Year Ended 8/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	470,600	$4,710,698	799,945	$8,105,841
Shares issued to shareholders in payment of distributions declared	13,893	141,229	24,698	252,108
Shares redeemed	(1,274,260)	(12,922,225)	(2,187,580)	(22,305,457)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(789,767)	$(8,070,298)	(1,362,937)	$(13,947,508)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,432,305)	$(14,563,501)	(2,531,397)	$(25,862,990)
4. FEDERAL TAX INFORMATION
At February 29, 2024, the cost of investments for federal tax purposes was $83,901,021. The net unrealized depreciation of investments for federal tax purposes was $1,729,300. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $796,959 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,526,259.
As of August 31, 2023, the Fund had a capital loss carryforward of $2,873,870 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$559,237	$2,314,633	$2,873,870
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended February 29, 2024, the Adviser voluntarily waived $144,995 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2024, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class F Shares	0.40%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class F Shares	$92,573	$(57,847)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 29, 2024, FSC retained $34,726 of fees paid by the Fund. For the six months ended February 29, 2024, the Fund’s Class A shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 29, 2024, FSC retained $731 in sales charges from the sale of Class A Shares. FSC also retained $1,385 of CDSC relating to redemptions of Class F Shares.
Other Service Fees
For the six months ended February 29, 2024, FSSC received $748 of other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended February 29, 2024, the Fund engaged in purchase and sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $22,990,000 and $22,260,000 respectively. Net realized gain (loss) recognized on these transactions was $0.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.77%, 0.92% and 0.52% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended February 29, 2024, the Fund’s expenses were offset by $523 under these arrangements.
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7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 29, 2024, were as follows:
Purchases	$10,926,253
Sales	$25,558,287
8. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2024, 7.6% of the securities in the Portfolio of Investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 29, 2024, the Fund had no outstanding loans. During the six months ended February 29, 2024, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2024, there were no outstanding loans. During the six months ended February 29, 2024, the program was not utilized.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such
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third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2023	Ending Account Value 2/29/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,043.30	$3.91
Class F Shares	$1,000.00	$1,042.50	$4.67
Institutional Shares	$1,000.00	$1,044.60	$2.64
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,021.03	$3.87
Class F Shares	$1,000.00	$1,020.29	$4.62
Institutional Shares	$1,000.00	$1,022.28	$2.61

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.77%
Class F Shares	0.92%
Institutional Shares	0.52%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Ohio Municipal Income Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the three-year and five-year periods, and was above the Performance Peer Group median for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
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other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Semi-Annual Shareholder Report
33

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report
35

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Municipal Securities Income Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Ohio Municipal Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report
36

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
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Federated Hermes Ohio Municipal Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923823
CUSIP 313923609
CUSIP 313923765
2032305 (4/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
February 29, 2024

Share Class | Ticker	A | PAMFX	Institutional | PAMIX

Federated Hermes Pennsylvania Municipal Income Fund
Fund Established 1990

A Portfolio of Federated Hermes Municipal Securities Income Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2023 through February 29, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 29, 2024, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—Local	16.2%
Hospital	15.0%
Toll Road	13.5%
Water & Sewer	13.2%
Higher Education	7.6%
Airport	6.0%
General Obligation—State	5.9%
Senior Care	5.6%
Dedicated Tax	3.4%
Other Transportation	3.3%
Other²	10.9%
Other Assets and Liabilities—Net[3]	(0.6%)
TOTAL	100%

1
Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s
Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser.

2	For purposes of this table, sector classifications constitute 89.7% of the Fund’s total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 29, 2024 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS— 97.9%
		Pennsylvania— 93.9%
$1,000,000		Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2021A), 4.000%, 1/1/2040	$ 977,136
1,000,000		Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2021A), 5.000%, 1/1/2056	1,028,160
1,000,000		Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2023A), (Assured Guaranty Municipal Corp. INS), 5.500%, 1/1/2048	1,102,370
530,000		Allegheny County, PA Higher Education Building Authority (Carnegie Mellon University), Revenue Bonds (Series 2019A), 5.000%, 8/1/2027	571,342
2,000,000		Allegheny County, PA Hospital Development Authority (Allegheny Health Network Obligated Group), Revenue Bonds (Series 2018A), 5.000%, 4/1/2047	2,045,545
860,000	[1]	Allegheny County, PA Hospital Development Authority (UPMC Health System), Revenue Bonds (Series 2017D-2) FRNs, 4.000% (SIFMA 7-day +0.700%), Mandatory Tender 5/15/2027	849,730
2,000,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2045	2,027,513
1,000,000		Allegheny County, PA, UT GO Bonds (Series C-77), 5.000%, 11/1/2043	1,052,778
2,000,000		Allegheny County, PA, UT GO Refunding Bonds (Series C-76), 5.000%, 11/1/2041	2,079,555
500,000	[2]	Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	500,976
1,450,000		Bucks County, PA IDA (Pennswood Village), Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	1,469,345
1,000,000		Canon McMillan, PA School District, GO Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS)/(Pennsylvania School District Intercept Program GTD), 5.000%, 12/1/2041	1,050,702
1,000,000		Capital Region Water, PA, Water Revenue Refunding Bonds (Series 2018), 5.000%, 7/15/2032	1,083,711
500,000		Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2018A), 5.000%, 11/15/2042	515,308
500,000		Centre County, PA, UT GO Bonds (Series 2022), 5.000%, 7/1/2035	567,775
1,000,000		Chester County, PA HEFA (Main Line Health Systems), Revenue Bonds (Series 2017A), 5.000%, 10/1/2052	1,026,444
1,250,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), (Original Issue Yield: 4.820%), 4.750%, 12/15/2037	1,258,672
1,925,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.000%, 12/1/2037	1,925,565
3,000,000		Commonwealth Financing Authority of PA, Tobacco Master Settlement Payment Revenue Bonds (Series 2018), (Original Issue Yield: 4.035%), (Assured Guaranty Municipal Corp. INS), 4.000%, 6/1/2039	3,024,007
Semi-Annual Shareholder Report
2

Principal Amount		Value
	MUNICIPAL BONDS— continued
	Pennsylvania— continued
$2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (2nd Series 2016), 5.000%, 9/15/2026	$ 2,109,675
1,000,000	Commonwealth of Pennsylvania, UT GO Bonds (Series 2023), 4.000%, 9/1/2043	1,014,089
1,000,000	Commonwealth of Pennsylvania, UT GO Refunding Bonds (Series 2019), 5.000%, 7/15/2029	1,123,948
90,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	91,170
365,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	369,745
450,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	451,484
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.000%, 5/1/2030	1,030,493
2,000,000	Cumberland County, PA Municipal Authority (Penn State Health Obligated Group), Revenue Bonds (Series 2019), 4.000%, 11/1/2044	1,931,784
1,700,000	Delaware County, PA Authority (Haverford College), Revenue Bonds (Series 2017A), 5.000%, 10/1/2042	1,759,868
1,250,000	Delaware County, PA Regional Water Quality Control Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 5/1/2040	1,267,065
1,750,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2042	1,831,463
1,030,000	Delaware River Port Authority, Revenue Bonds (Series 2018), 5.000%, 1/1/2031	1,137,977
1,130,000	Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2033	1,244,716
250,000	Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2038	272,200
200,000	Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2039	217,189
500,000	Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2040	539,613
2,260,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Bonds (Series 2014A), 5.000%, 6/1/2041	2,263,889
1,000,000	Hatboro-Horsham, PA School District, UT GO Bonds (Series 2023A), (Pennsylvania School District Intercept Program GTD), 5.250%, 9/15/2051	1,090,707
785,000	Lancaster County, PA Hospital Authority (Masonic Villages), Health Center Revenue Bonds (Series 2015), 5.000%, 11/1/2035	791,907
1,000,000	Lancaster, PA IDA (Landis Homes Retirement Community), Health Center Revenue Refunding Bonds (Series 2021), 4.000%, 7/1/2051	749,121
1,000,000	Lancaster, PA, UT GO Bonds (Series 2018), (Build America Mutual Assurance INS), 4.000%, 11/1/2043	994,119
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MUNICIPAL BONDS— continued
	Pennsylvania— continued
$1,000,000	Lehigh County, PA General Purpose Authority (Lehigh Valley Academy Regional Charter School), Charter School Revenue Bonds (Series 2022), 4.000%, 6/1/2052	$ 828,436
1,000,000	Lehigh County, PA Water Authority, Water and Sewer Revenue Bonds (Series 2024), (Original Issue Yield: 4.150%), (Build America Mutual Assurance INS), 4.000%, 12/1/2046	988,916
500,000	Lower Merion, PA School District, LT GO Bonds (Series 2020), 4.000%, 11/15/2031	530,633
1,000,000	Luzerne County, PA, UT GO GTD Bonds (Series 2017A), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2029	1,069,799
1,260,000	Monroe County, PA, UT GO Bonds (Series 2021A), 4.000%, 7/15/2036	1,304,363
1,500,000	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Refunding Bonds (Series 2019), 4.000%, 9/1/2049	1,394,952
1,000,000	Montgomery County, PA IDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2020C), 5.000%, 11/15/2045	1,033,242
1,125,000	Montgomery County, PA IDA (Constellation Energy Generation LLC), Revenue Refunding Bonds (Series 2023A), 4.100%, Mandatory Tender 4/3/2028	1,153,017
1,000,000	Mount Lebanon, PA Hospital Authority (St. Clair Memorial Hospital), Hospital Revenue Bonds (Series 2018), 5.000%, 7/1/2038	1,051,156
1,000,000	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2016A), 4.000%, 8/15/2040	978,747
1,000,000	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	899,951
1,000,000	Pennsylvania Economic Development Financing Authority (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	1,003,383
2,000,000	Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2042	2,007,618
2,200,000	Pennsylvania Economic Development Financing Authority (Presbyterian Homes Obligated Group, PA), Revenue Refunding Bonds (Series 2021), 4.000%, 7/1/2046	1,941,105
1,000,000	Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 5.000%, 12/31/2057	1,053,149
1,000,000	Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 6.000%, 6/30/2061	1,131,487
1,000,000	Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), 5.750%, 6/30/2048	1,114,032
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MUNICIPAL BONDS— continued
	Pennsylvania— continued
$1,500,000	Pennsylvania Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2014A), 5.000%, 2/1/2045	$ 1,503,662
2,000,000	Pennsylvania Economic Development Financing Authority, Junior GTD Parking Revenue Bonds (Series 2013B-1), (Dauphin County, PA GTD), 6.000%, 7/1/2053	2,000,318
1,000,000	Pennsylvania HFA, Single Family Mortgage Revenue Bonds (Series 2023-142A), 5.500%, 10/1/2053	1,056,962
1,000,000	Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2048	950,510
285,000	Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2053	266,383
500,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Bonds (Series 2017A), 5.000%, 8/15/2046	516,814
1,500,000	Pennsylvania State Turnpike Commission, Oil Franchise Tax Subordinate Revenue Refunding Bonds (Series 2021B), 4.000%, 12/1/2053	1,419,971
1,250,000	Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	1,327,593
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	1,013,932
2,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2018A), 5.000%, 12/1/2048	2,100,450
400,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.000%, 12/1/2036	463,627
500,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.000%, 12/1/2037	575,468
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2019A), (Assured Guaranty Municipal Corp. GTD), 4.000%, 12/1/2049	989,265
2,500,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021A), 4.000%, 12/1/2046	2,464,068
1,000,000	Pennsylvania State University, GO Bonds (Series 2023), 5.250%, 9/1/2053	1,119,280
1,000,000	Philadelphia, PA Airport System, Airport Revenue and Refunding Bonds (Series 2017A), 5.000%, 7/1/2047	1,029,850
1,000,000	Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2020A), 4.000%, 7/1/2040	1,009,493
2,000,000	Philadelphia, PA Airport System, Refunding Revenue Bonds (Series 2017B), 5.000%, 7/1/2047	2,025,513
1,200,000	Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	1,222,577
1,000,000	Philadelphia, PA School District, LT GO Bonds (Series 2018B), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2043	1,042,136
1,000,000	Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2019B), 5.000%, 11/1/2049	1,058,578
1,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2019B), 5.000%, 11/1/2054	1,051,956
Semi-Annual Shareholder Report
5

Principal Amount		Value
	MUNICIPAL BONDS— continued
	Pennsylvania— continued
$1,500,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2023B), (Assured Guaranty Municipal Corp. INS), 5.500%, 9/1/2053	$ 1,706,083
500,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2038	538,709
1,000,000	Philadelphia, PA, GO Bonds (Series 2021A), 5.000%, 5/1/2034	1,129,649
1,000,000	Philadelphia, PA, UT GO Bonds (Series 2017A), 5.000%, 8/1/2033	1,058,251
655,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority Parking System, Parking System Revenue Bonds (Series 2017), 5.000%, 12/15/2037	685,872
390,000	Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), (United States Treasury PRF 6/1/2025@100), 5.000%, 12/1/2025	398,992
610,000	Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2025	620,197
1,500,000	Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2019A), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2044	1,599,456
1,200,000	Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2023A), (Assured Guaranty Municipal Corp. INS), 4.250%, 9/1/2053	1,194,987
1,000,000	Ridley, PA School District, LT GO Bonds (Series 2024A), (Assured Guaranty Municipal Corp. INS), 5.000%, 11/15/2050	1,053,698
1,000,000	Scranton, PA School District, GO Bonds (Series 2017E), (Build America Mutual Assurance INS), 5.000%, 12/1/2035	1,064,276
1,750,000	St. Mary Hospital Authority, PA (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Remarket 1/9/18), 5.000%, 11/15/2028	1,884,693
1,340,000	State College Area School District, PA, GO Bonds (Series 2018), (Pennsylvania School District Intercept Program GTD), 5.000%, 5/15/2044	1,415,124
1,000,000	Swarthmore Borough Authority, PA (Swarthmore College), Revenue Bonds (Series 2018), 5.000%, 9/15/2048	1,055,330
1,505,000	Swarthmore Borough Authority, PA (Swarthmore College), Revenue Bonds (Series 2021B), 4.000%, 9/15/2049	1,478,048
1,000,000	Union County, PA Higher Educational Facilities Financing Authority (Bucknell University), University Revenue Bonds (Series 2015B), 5.000%, 4/1/2032	1,013,595
500,000	University of Pittsburgh, University Capital Project Bonds (Series 2023A), 5.000%, 2/15/2034	607,426
740,000	Westmoreland County, PA Municipal Authority, Municipal Service Revenue Bonds (Series 2016), (Build America Mutual Assurance INS), 5.000%, 8/15/2042	752,325
1,190,000	Westmoreland County, PA Municipal Authority, Municipal Service Revenue Bonds (Series 2017), (Build America Mutual Assurance INS), 4.000%, 8/15/2035	1,211,888
	TOTAL	112,599,847
	Puerto Rico— 4.0%
2,000,000	Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	1,904,354
Semi-Annual Shareholder Report
6

Principal Amount			Value
		MUNICIPAL BONDS— continued
		Puerto Rico— continued
$1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2041	$ 925,448
1,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	1,004,998
1,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.784%, 7/1/2058	995,002
		TOTAL	4,829,802
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $119,275,182)	117,429,649
	[1]	SHORT-TERM MUNICIPALS— 2.7%
		Pennsylvania— 2.7%
2,145,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.600%, 3/1/2024	2,145,000
200,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.700%, 3/1/2024	200,000
400,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs, (Barclays Bank plc LOC), 3.200%, 3/7/2024	400,000
450,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 3.500%, 3/1/2024	450,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $3,195,000)	3,195,000
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $122,470,182)[3]	120,624,649
		OTHER ASSETS AND LIABILITIES - NET—(0.6%)[4]	(689,885)
		TOTAL NET ASSETS—100%	$119,934,764
Securities that are subject to the federal alternative minimum tax (AMT) represent 10.0% of the Fund’s portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At February 29, 2024, these restricted securities amounted to $500,976, which represented 0.4% of total net assets.

3	The cost of investments for federal tax purposes amounts to $122,433,614.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 29, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.84	$9.99	$11.22	$11.08	$11.19	$10.69
Income From Investment Operations:
Net investment income[1]	0.14	0.27	0.24	0.25	0.27	0.31
Net realized and unrealized gain (loss)	0.23	(0.16)	(1.20)	0.14	(0.03)	0.51
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.11	(0.96)	0.39	0.24	0.82
Less Distributions:
Distributions from net investment income	(0.14)	(0.26)	(0.24)	(0.24)	(0.27)	(0.31)
Distributions from net realized gain	—	—	(0.03)	(0.01)	(0.08)	(0.01)
TOTAL DISTRIBUTIONS	(0.14)	(0.26)	(0.27)	(0.25)	(0.35)	(0.32)
Net Asset Value, End of Period	$10.07	$9.84	$9.99	$11.22	$11.08	$11.19
Total Return[2]	3.83%	1.15%	(8.63)%	3.60%	2.21%	7.85%
Ratios to Average Net Assets:
Net expenses[3]	0.76%[4,5]	0.76%[5]	0.76%	0.76%	0.76%[5]	0.76%[5]
Net investment income	2.95%[4]	2.76%	2.28%	2.27%	2.46%	2.85%
Expense waiver/reimbursement[6]	0.24%[4]	0.23%	0.19%	0.17%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$97,250	$99,250	$116,884	$150,106	$155,137	$159,471
Portfolio turnover[7]	12%	19%	16%	11%	8%	16%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.76%, 0.76%, 0.76% and 0.76% for the six months ended
February 29, 2024 and for the years ended August 31, 2023, 2020 and 2019, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2024	Year Ended August 31,			Period Ended 8/31/2020[1]
		2023	2022	2021
Net Asset Value, Beginning of Period	$9.83	$9.99	$11.22	$11.08	$10.73
Income From Investment Operations:
Net investment income[2]	0.16	0.30	0.27	0.28	0.09
Net realized and unrealized gain (loss)	0.22	(0.17)	(1.20)	0.14	0.36
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.13	(0.93)	0.42	0.45
Less Distributions:
Distributions from net investment income	(0.15)	(0.29)	(0.27)	(0.27)	(0.10)
Distributions from net realized gain	—	—	(0.03)	(0.01)	—
TOTAL DISTRIBUTIONS	(0.15)	(0.29)	(0.30)	(0.28)	(0.10)
Net Asset Value, End of Period	$10.06	$9.83	$9.99	$11.22	$11.08
Total Return[3]	3.96%	1.28%	(8.42)%	3.83%	4.15%
Ratios to Average Net Assets:
Net expenses[4]	0.53%[5,6]	0.53%[6]	0.53%	0.53%	0.53%[5,6]
Net investment income	3.18%[5]	3.00%	2.53%	2.49%	2.60%[5]
Expense waiver/reimbursement[7]	0.22%[5]	0.21%	0.17%	0.15%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,685	$17,454	$13,202	$10,033	$1,847
Portfolio turnover[8]	12%	19%	16%	11%	8%[9]

1	Reflects operations for the period from April 28, 2020 (commencement of operations) to August 31, 2020.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.53%, 0.53%, and 0.53% for the six months ended February 29, 2024, year ended August 31, 2023 and period ended August 31, 2020, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal period ended August 31, 2020.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
February 29, 2024 (unaudited)

Assets:
Investment in securities (identified cost $122,470,182)	$120,624,649
Cash	87,836
Income receivable	1,400,083
Receivable for shares sold	2,660
Total Assets	122,115,228
Liabilities:
Payable for investments purchased	$2,030,080
Payable for shares redeemed	47,761
Payable for other service fees (Notes 2 and 5)	19,560
Payable for investment adviser fee (Note 5)	601
Payable for Directors’/Trustees’ fees (Note 5)	565
Payable for administrative fee (Note 5)	345
Accrued expenses	81,552
TOTAL LIABILITIES	2,180,464
Net assets for 11,914,108 shares outstanding	$119,934,764
Net Assets Consist of:
Paid-in capital	$124,956,580
Total distributable earnings (loss)	(5,021,816)
TOTAL NET ASSETS	$119,934,764
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($97,249,773 ÷ 9,659,802 shares outstanding), no par value, unlimited shares authorized	$10.07
Offering price per share (100/95.50 of $10.07)	$10.54
Redemption proceeds per share	$10.07
Institutional Shares:
Net asset value per share ($22,684,991 ÷ 2,254,306 shares outstanding), no par value, unlimited shares authorized	$10.06
Offering price per share	$10.06
Redemption proceeds per share	$10.06
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended February 29, 2024 (unaudited)

Investment Income:
Interest	$2,172,317
Expenses:
Investment adviser fee (Note 5)	$233,746
Administrative fee (Note 5)	46,340
Custodian fees	1,614
Transfer agent fees (Note 2)	34,441
Directors’/Trustees’ fees (Note 5)	1,147
Auditing fees	16,671
Legal fees	5,409
Other service fees (Notes 2 and 5)	119,936
Portfolio accounting fees	59,319
Share registration costs	19,328
Printing and postage	12,336
Miscellaneous (Note 5)	12,282
TOTAL EXPENSES	562,569
Waiver, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	(130,056)
Reimbursement of other operating expenses (Notes 2 and 5)	(9,543)
Reduction of custodian fees (Note 6)	(695)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION	(140,294)
Net expenses	422,275
Net investment income	1,750,042
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(993,468)
Net realized loss on futures contracts	(94,551)
Net change in unrealized depreciation of investments	3,802,170
Net realized and unrealized gain (loss) on investments and futures contracts	2,714,151
Change in net assets resulting from operations	$4,464,193
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/29/2024	Year Ended 8/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,750,042	$3,390,464
Net realized loss	(1,088,019)	(1,275,713)
Net change in unrealized appreciation/depreciation	3,802,170	(808,890)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,464,193	1,305,861
Distributions to Shareholders:
Class A Shares	(1,402,733)	(2,776,808)
Institutional Shares	(330,677)	(475,047)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,733,410)	(3,251,855)
Share Transactions:
Proceeds from sale of shares	12,337,125	21,973,110
Net asset value of shares issued to shareholders in payment of distributions declared	1,097,566	2,471,479
Cost of shares redeemed	(12,935,252)	(35,879,650)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	499,439	(11,435,061)
Change in net assets	3,230,222	(13,381,055)
Net Assets:
Beginning of period	116,704,542	130,085,597
End of period	$119,934,764	$116,704,542
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
February 29, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the State of Pennsylvania and Pennsylvania municipalities. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
14

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report
15

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $140,294 is disclosed in various locations in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 29, 2024, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$119,936	$(9,543)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 29, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
16

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At February 29, 2024, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $703,527. This is based on amounts held as of each month-end throughout the six month period.
Semi-Annual Shareholder Report
17

Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(94,551)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/29/2024		Year Ended 8/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	515,084	$5,146,153	1,352,007	$13,449,377
Shares issued to shareholders in payment of distributions declared	93,038	911,259	220,564	2,179,260
Shares redeemed	(1,036,494)	(10,229,919)	(3,180,853)	(31,500,859)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(428,372)	$(4,172,507)	(1,608,282)	$(15,872,222)
	Six Months Ended 2/29/2024		Year Ended 8/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	735,615	$7,190,972	865,787	$8,523,733
Shares issued to shareholders in payment of distributions declared	19,017	186,307	29,563	292,219
Shares redeemed	(275,328)	(2,705,333)	(442,157)	(4,378,791)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	479,304	$4,671,946	453,193	$4,437,161
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	50,932	$499,439	(1,155,089)	$(11,435,061)
4. FEDERAL TAX INFORMATION
At February 29, 2024, the cost of investments for federal tax purposes was $122,433,614. The net unrealized depreciation of investments for federal tax purposes was $1,808,965. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,074,872 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,883,837.
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As of August 31, 2023, the Fund had a capital loss carryforward of $2,243,505 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$846,500	$1,397,005	$2,243,505
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended February 29, 2024, the Adviser voluntarily waived $130,056 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2024, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets annually to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 29, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended February 29, 2024, FSSC received $11,306 and reimbursed $9,543 of other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 29, 2024, FSC retained $926 in sales charges from the sale of Class A Shares.
Interfund Transactions
During the six months ended February 29, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $21,990,000 and $18,895,000 respectively. Net realized gain (loss) recognized on these transactions was $0.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.76% and 0.53% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended February 29, 2024, the Fund’s expenses were offset by $695 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 29, 2024, were as follows:
Purchases	$14,270,111
Sales	$13,257,681
8. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2024, 14.5% of the securities in the Portfolio of Investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 29, 2024, the Fund had no outstanding loans. During the six months ended February 29, 2024, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2024, there were no outstanding loans. During the six months ended February 29, 2024, the program was not utilized.
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11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2023	Ending Account Value 2/29/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,038.30	$3.85
Institutional Shares	$1,000.00	$1,039.60	$2.69
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,021.08	$3.82
Institutional Shares	$1,000.00	$1,022.23	$2.66

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.76%
Institutional Shares	0.53%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the
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Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
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security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Municipal Securities Income Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Pennsylvania Municipal Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Pennsylvania Municipal Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923708
CUSIP 313923757
2032304 (4/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable
(b)	Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Municipal Securities Income Trust

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Financial Officer

Date April 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2024

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date April 23, 2024